UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 29, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	36
Statements of changes in net assets	38
Financial highlights	44
Notes to financial statements	62
Other Fund information	76
About the organization	78

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2011 to February 29, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2011 to February 29, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,063.10	0.90%	$4.62
Class B	1,000.00	1,059.10	1.65%	8.45
Class C	1,000.00	1,059.00	1.65%	8.45
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class B	1,000.00	1,016.66	1.65%	8.27
Class C	1,000.00	1,016.66	1.65%	8.27

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,048.10	0.84%	$4.28
Class B	1,000.00	1,042.70	1.69%	8.58
Class C	1,000.00	1,042.70	1.69%	8.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.46	1.69%	8.47
Class C	1,000.00	1,016.46	1.69%	8.47

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,060.50	0.89%	$4.56
Class B	1,000.00	1,055.60	1.64%	8.38
Class C	1,000.00	1,056.50	1.64%	8.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class B	1,000.00	1,016.71	1.64%	8.22
Class C	1,000.00	1,016.71	1.64%	8.22

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.79%
Corporate-Backed Revenue Bonds	8.10%
Education Revenue Bonds	9.19%
Electric Revenue Bonds	4.09%
Healthcare Revenue Bonds	32.81%
Housing Revenue Bonds	7.15%
Lease Revenue Bonds	2.52%
Local General Obligation Bonds	11.30%
Pre-Refunded/Escrowed to Maturity Bonds	11.48%
Special Tax Revenue Bonds	5.40%
State General Obligation Bonds	4.95%
Transportation Revenue Bonds	1.80%
Short-Term Investments	0.08%
Total Value of Securities	98.87%
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

4

Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.45%
Corporate-Backed Revenue Bonds	6.85%
Education Revenue Bonds	12.87%
Electric Revenue Bonds	4.77%
Healthcare Revenue Bonds	29.97%
Housing Revenue Bonds	1.58%
Lease Revenue Bonds	3.04%
Local General Obligation Bonds	17.52%
Pre-Refunded/Escrowed to Maturity Bonds	4.09%
Special Tax Revenue Bonds	4.19%
State General Obligation Bonds	7.27%
Transportation Revenue Bonds	3.77%
Water & Sewer Revenue Bonds	2.53%
Short-Term Investment	0.36%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

5

Security type/sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.42%
Corporate-Backed Revenue Bonds	7.15%
Education Revenue Bonds	10.06%
Electric Revenue Bonds	6.39%
Healthcare Revenue Bonds	36.35%
Housing Revenue Bonds	10.54%
Lease Revenue Bonds	2.77%
Local General Obligation Bonds	10.46%
Pre-Refunded Bonds	2.13%
Special Tax Revenue Bonds	8.75%
State General Obligation Bonds	2.52%
Transportation Revenue Bond	0.86%
Water & Sewer Revenue Bonds	0.44%
Total Value of Securities	98.42%
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

6

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.79%
Corporate-Backed Revenue Bonds – 8.10%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,018,550
Duluth Seaway Port Authority of Industrial Development
Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,521,600
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,404,080
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	19,775,000	21,549,806
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,302,415
		48,796,451
Education Revenue Bonds – 9.19%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,398,220
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,269,588
5.00% 10/1/28	8,900,000	10,147,958
5.00% 10/1/29 (NATL-RE)	5,665,000	6,096,616
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,302,813
Series 6-J1 5.00% 5/1/36	2,225,000	2,249,208
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,534,575
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,125,450
Series 7-D
5.00% 3/1/30	1,500,000	1,705,020
5.00% 3/1/40	3,000,000	3,282,300
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,149,480
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	2,033,244
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,396,000
Series 7-A 5.00% 10/1/39	2,000,000	2,192,080
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,015,200

7

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue State
Supported Biomed Science (Research Facilities
Funding Program) Series A 5.00% 8/1/35	$3,960,000	$4,493,452
		55,391,204
Electric Revenue Bonds – 4.09%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,174,840
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,147,870
Series A
5.00% 10/1/34	6,250,000	6,782,875
5.125% 10/1/29	3,000,000	3,248,550
Puerto Rico Electric Power Authority Revenue Series WW
5.50% 7/1/38	4,800,000	5,093,088
^ Southern Minnesota Municipal Power Agency Supply
System Revenue Capital Appreciation
Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,180,450
		24,627,673
Healthcare Revenue Bonds – 32.81%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,101,638
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,594,335
6.20% 7/1/45	2,000,000	2,115,380
Anoka Health Care Facility (Homestead Anoka Project)
Series A
7.00% 11/1/40	1,000,000	1,043,460
7.00% 11/1/46	1,220,000	1,260,126
Anoka Housing Facilities Series B 6.875% 11/1/34	2,015,000	2,103,035
Apple Valley Economic Development Authority Health Care
Revenue (Augustana Home St. Paul Project) Series A
6.00% 1/1/40	2,700,000	2,714,418
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	744,166
5.00% 9/1/31 (RADIAN)	500,000	500,700

8

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives Series A
5.00% 5/1/30	$2,500,000	$2,584,275
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,288,963
5.40% 8/1/40	1,000,000	1,028,070
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	1,012,650
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,036,494
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,539,520
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,342,532
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,583,975
5.00% 11/15/34 (AMBAC)	4,750,000	4,869,985
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,037,285
Minneapolis National Marrow Donor Program
Project Revenue 4.875% 8/1/25	6,430,000	6,626,629
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,887,445
5.25% 8/15/35	2,085,000	2,320,313
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,036,320
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,854,030
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,248,494
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,831,850
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,981,338
(Fairview Health Care System)
Un-refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,272
6.375% 11/15/29	15,000	15,029

9

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northfield Hospital Revenue 5.375% 11/1/26	$3,785,000	$3,969,708
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,656,862
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	7,224,007
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,997,741
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,576,352
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,053,000
5.25% 9/1/34	7,000,000	7,108,990
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,414,065
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,103,620
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,545,040
Series A
5.00% 5/1/25	1,035,000	1,084,639
5.125% 5/1/30	10,350,000	11,301,268
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,378,240
5.625% 7/1/26	1,925,000	2,149,282
5.75% 7/1/30	5,000,000	5,578,650
Refunding 5.75% 7/1/39	16,975,000	18,716,634
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,096,235
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,208,209
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,781,060
Series A-1 5.25% 11/15/29	5,605,000	6,208,659

10

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	$4,000,000	$4,063,240
6.00% 11/15/35	10,340,000	10,434,507
Series A 5.70% 11/1/15	810,000	810,956
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	457,400
5.375% 5/1/43	500,000	441,780
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	1,016,890
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	990,580
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/25	2,210,000	2,659,536
5.00% 2/1/27	1,000,000	1,184,220
		197,694,097
Housing Revenue Bonds – 7.15%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,501,545
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	740,000	740,718
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,210,080
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	830,000	837,711
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,365,000	1,366,338
Minnesota Housing Finance Agency
Homeownership Finance Series D
(Non-Agency Mortgage-Backed Securities program)
4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,500,000	2,679,450
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	790,000	792,647

11

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	$360,000	$360,702
Series B-1 5.35% 1/1/33 (AMT)	2,050,000	2,051,271
•Series D 4.80% 7/1/38 (AMT)	2,460,000	2,476,605
Series I 4.85% 7/1/38 (AMT)	1,925,000	1,941,728
Series I 5.15% 7/1/38 (AMT)	5,075,000	5,163,863
Series L 5.10% 7/1/38 (AMT)	9,580,000	9,766,330
Series M 4.875% 7/1/37(AMT)	4,500,000	4,546,755
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	635,000	635,540
		43,071,283
Lease Revenue Bonds – 2.52%
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,583,900
5.25% 12/1/27	3,840,000	3,907,545
Series 3-12 5.125% 12/1/27	3,000,000	3,189,540
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,117,980
Series 3-11 5.00% 12/1/27	2,500,000	2,616,725
Series 9 5.25% 12/1/27	725,000	737,753
		15,153,443
Local General Obligation Bonds – 11.30%
Anoka County Capital Improvement Series A
5.00% 2/1/22	500,000	596,725
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	3,255,000	3,615,101
4.00% 2/1/23	5,990,000	6,593,013
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,754,410
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,072,830
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,521,289

12

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	$1,200,000	$1,337,076
Series C 5.00% 3/1/28	5,000,000	5,587,950
Minneapolis Library 5.00% 12/1/25	1,500,000	1,546,410
Morris Independent School District #769 Building
5.00% 2/1/24 (NATL-RE)	4,875,000	5,062,931
New Brighton Tax Increment Series A
5.00% 2/1/27 (NATL-RE)	1,000,000	1,111,370
Prior Lake Independent School District #719 Series B
5.00% 2/1/19 (AGM)	3,145,000	3,476,420
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,096,528
^ Rosemount-Apple Valley-Eagan Independent School
District #196 Capital Appreciation Series B
5.95% 4/1/13 (AGM)	1,915,000	1,908,968
^ Sartell - St. Stephen Independent School District #748
Capital Appreciation Refunding Series B
6.00% 2/1/13 (NATL-RE)	540,000	535,313
6.05% 2/1/15 (NATL-RE)	1,075,000	1,037,311
6.10% 2/1/16 (NATL-RE)	1,750,000	1,657,583
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	2,500,000	2,809,575
4.75% 2/1/26	3,600,000	4,023,072
4.75% 2/1/27	2,300,000	2,556,933
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,146,480
5.125% 12/1/24	1,000,000	1,065,720
		68,113,008
§Pre-Refunded/Escrowed to Maturity Bonds – 11.48%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	522,754
(Anoka County) 8.45% 9/1/19 (AMT) (GNMA)	9,000,000	12,879,090
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (AMT) (GNMA) (FHA) (VA)	14,115,000	20,942,567

13

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/22-13 (NATL-RE)	$2,000,000	$2,080,680
Southern Minnesota Municipal Power Agency Power
Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	723,734
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,080,200
Series A 5.75% 1/1/18-13	3,790,000	4,093,958
Series B 5.50% 1/1/15 (AMBAC)	270,000	272,084
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,788,620
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,785,125
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	915,472
Willmar City (Rice Memorial Hospital Project)
5.00% 2/1/22-13 (AGM)	1,000,000	1,044,180
5.00% 2/1/25-13 (AGM)	1,000,000	1,044,180
		69,172,644
Special Tax Revenue Bonds – 5.40%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,514,015
5.00% 12/15/20	1,000,000	1,181,340
5.00% 12/15/24	1,150,000	1,322,017
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,348,900
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,000,130
Minnesota 911 Revenue (Public Safety Radio
Commission System Project)
5.00% 6/1/24	2,925,000	3,446,440
5.00% 6/1/25	2,000,000	2,344,020
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Series A
5.50% 8/1/42	5,000,000	5,449,850
5.75% 8/1/37	4,760,000	5,327,487
Series A-1 5.00% 8/1/43	3,555,000	3,784,262
Series C 5.00% 8/1/46	2,650,000	2,850,658
		32,569,119

14

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 4.95%
Minnesota State
Series A 5.00% 10/1/24	$8,750,000	$10,883,163
Series B
5.00% 10/1/22	2,600,000	3,274,882
5.00% 10/1/29	5,000,000	6,033,750
Puerto Rico Commonwealth Public Improvement Refunding
Series C 6.00% 7/1/39	2,800,000	3,082,800
Series D 5.75% 7/1/41	6,000,000	6,578,340
		29,852,935
Transportation Revenue Bonds – 1.80%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	1,000,000	1,111,820
5.00% 1/1/28	1,250,000	1,409,938
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	2,053,709
5.00% 8/1/35	1,145,000	1,204,071
Series B 5.00% 8/1/35	1,500,000	1,614,075
St. Paul Port Authority Revenue Refunding
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,472,383
		10,865,996
Total Municipal Bonds (cost $548,295,922)		595,307,853

	Number of shares
Short-Term Investments – 0.08%
Money Market Instrument – 0.01%
Minnesota Municipal Cash Trust	97,452	97,452
		97,452

	Principal amount
¤Variable Rate Demand Note – 0.07%
Center City Health Care Facilities Revenue
(Hazelden Foundation Project)
0.15% 11/1/35 (LOC – U.S. Bank N.A.)	$400,000	400,000
		400,000
Total Short-Term Investments (cost $497,452)		497,452

15

Statements of net assets
Delaware Tax-Free Minnesota Fund

Total Value of Securities – 98.87%
(cost $548,793,374)	$595,805,305
Receivables and Other Assets
Net of Liabilities – 1.13%	6,829,608
Net Assets Applicable to 46,717,970
Shares Outstanding – 100.00%	$602,634,913

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($562,245,832 / 43,595,701 Shares)	$12.90
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($2,726,416 / 211,240 Shares)	$12.91
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($37,662,665 / 2,911,029 Shares)	$12.94

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$553,456,448
Distributions in excess of net investment income	(150,992)
Accumulated net realized gain on investments	2,317,526
Net unrealized appreciation of investments	47,011,931
Total net assets	$602,634,913

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

16

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.90
Sales charge (4.50% of offering price) (B)	0.61
Offering price	$13.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

17

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.45%
Corporate-Backed Revenue Bonds – 6.85%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,699,492
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	787,883
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	745,000	751,616
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,358,999
		7,597,990
Education Revenue Bonds – 12.87%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,166,040
5.00% 10/1/28	1,000,000	1,140,220
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,138,100
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	269,425
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	798,045
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	365,931
4.50% 10/1/23	265,000	294,794
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	1,077,430
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,725,389
Series 6-X 5.00% 4/1/24	1,000,000	1,108,800
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,007,600
University of Minnesota Series A
5.00% 12/1/23	1,000,000	1,228,290
5.00% 12/1/26	1,000,000	1,229,400
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,734,104
		14,283,568

18

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.77%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	$1,000,000	$1,082,720
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,100,790
Northern Municipal Power Agency Electric
System Revenue Series A
5.00% 1/1/16 (ASSURED GTY)	700,000	806,757
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,180,430
Refunding 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,117,200
		5,287,897
Healthcare Revenue Bonds – 29.97%
Anoka Housing Facility Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	782,768
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	650,000	650,910
Fergus Falls Health Care Facilities Revenue (Lake Region
Health Care) 4.75% 8/1/25	500,000	520,450
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,769,760
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,177,660
Minneapolis National Marrow Donor Program
Project Revenue 5.00% 8/1/17	1,205,000	1,347,636
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,175,520
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	905,471
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,034,240
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,920,575

19

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	$475,000	$465,196
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	985,000	1,093,803
Rochester Health Care & Housing Revenue (Samaritan
Bethany) Refunding Series A 6.875% 12/1/29	950,000	1,015,332
Rochester Health Care Facilities Revenue
•(Mayo Clinic) Series A 4.00% 11/15/30	1,000,000	1,160,480
•(Mayo Clinic) Series C 4.50% 11/15/38	3,000,000	3,605,789
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,085,700
Sartell Health Care Facilities (Country Manor Campus)
Series A 6.125% 9/1/30	845,000	894,618
St. Cloud Health Care Revenue (Centracare Health System
Project) Series A 5.00% 5/1/16	500,000	572,210
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,106,920
Series C 5.625% 7/1/26	2,500,000	2,791,275
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	2,000,000	2,225,360
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,161,264
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	520,025
5.00% 2/1/27	1,000,000	1,069,580
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,073,140
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/23	500,000	609,585
5.00% 2/1/27	440,000	521,057
		33,256,324

20

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.58%
Minneapolis Multifamily Housing Revenue
Refunding (Trinity Apartments)
Series A 6.75% 5/1/21 (HUD)	$1,425,000	$1,426,396
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	330,000	331,429
		1,757,825
Lease Revenue Bonds – 3.04%
Puerto Rico Public Finance Series B 6.00% 8/1/25	1,125,000	1,324,620
St. Paul Housing & Redevelopment Authority
Refunding (Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,136,050
Virginia Housing & Redevelopment Authority
Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	914,822
		3,375,492
Local General Obligation Bonds – 17.52%
Anoka County Capital Improvements Series C 5.00% 2/1/27	500,000	568,815
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,198,190
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,776,575
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,956,206
Hennepin County Series B 4.00% 12/1/20	500,000	596,630
Mankato Independent School District #77 (School Building)
4.125% 2/1/22	1,000,000	1,128,170
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	659,372
5.00% 3/1/28	1,000,000	1,117,590
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,632,000
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,340,680
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,366,243
South Washington County Independent School
District #833 Series A 4.00% 2/1/22	750,000	825,705

21

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	$1,020,000	$1,119,868
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,158,160
		19,444,204
§Pre-Refunded/Escrowed to Maturity Bonds – 4.09%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,136,710
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	5,000	5,561
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,677,720
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,206,150
5.75% 7/1/18	400,000	508,104
		4,534,245
Special Tax Revenue Bonds – 4.19%
@ Minneapolis Tax Increment Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	382,406
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,483,929
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,384,344
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,129,660
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Series A 6.125% 8/1/29	245,000	266,016
		4,646,355
State General Obligation Bonds – 7.27%
Minnesota State
5.00% 8/1/15	2,000,000	2,307,060
Series B 5.00% 10/1/22	400,000	503,828
Minnesota State Refunding (Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,247,450
Series D 4.00% 8/1/17	645,000	757,978

22

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth 5.00% 7/1/20	$2,000,000	$2,113,520
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATLE RE) (IBC)	1,000,000	1,140,560
		8,070,396
Transportation Revenue Bonds – 3.77%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Refunding Series A
5.00% 1/1/13 (AMT)	500,000	519,045
5.00% 1/1/22 (AMBAC)	1,260,000	1,413,380
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,125,090
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,125,730
		4,183,245
Water & Sewer Revenue Bonds – 2.53%
Minnesota Public Facilities Authority Series A 5.00% 3/1/22	1,000,000	1,282,200
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,524,071
		2,806,271
Total Municipal Bonds (cost $101,332,248)		109,243,812

Short-Term Investment – 0.36%
¤Variable Rate Demand Note – 0.36%
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project)
0.16% 5/1/22 (LOC – JPMorgan Chase Bank)	400,000	400,000
Total Short-Term Investment (cost $400,000)		400,000

Total Value of Securities – 98.81%
(cost $101,732,248)		109,643,812
Receivables and Other Assets
Net of Liabilities – 1.19%		1,322,640
Net Assets Applicable to 9,664,645
Shares Outstanding – 100.00%		$110,966,452

23

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($95,930,669 / 8,357,465 Shares)	$11.48
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($135,169 / 11,740 Shares)	$11.51
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($14,900,614 / 1,295,440 Shares)	$11.50

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$103,221,589
Undistributed net investment income	2,522
Accumulated net realized loss on investments	(169,223)
Net unrealized appreciation of investments	7,911,564
Total net assets	$110,966,452

@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $382,406, which represented 0.34% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.48
Sales charge (2.75% of offering price) (B)	0.32
Offering price	$11.80

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

24

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

25

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.42%
Corporate-Backed Revenue Bonds – 7.15%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$2,700,000	$2,707,155
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,838,393
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,358,999
Sartell Environmental Improvement Revenue
Refunding (International Paper)
Series A 5.20% 6/1/27	1,750,000	1,759,013
		10,663,560
Education Revenue Bonds – 10.06%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
Series A 7.00% 8/1/38	500,000	509,250
Duluth Housing & Redevelopment Authority Lease
Revenue (Public School Academy)
Series A 5.875% 11/1/40	1,000,000	970,920
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	720,930
Series 6-J1 5.00% 5/1/36	1,000,000	1,010,880
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,520,745
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,028,370
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	887,956
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,029,410
5.00% 10/1/22	1,000,000	1,107,820
(State Scholastic College) Series H 5.125% 12/1/40	750,000	780,098
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,641,194
Series 7-A 5.00% 10/1/39	1,000,000	1,096,040
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,564,080
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,133,950
		15,001,643

26

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 6.39%
Chaska Electric Revenue (Generating Facilities)
Series A 5.25% 10/1/25	$1,000,000	$1,082,720
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,984,465
Northern Municipal Power Agency Electric System
Revenue Refunding Series A 5.00% 1/1/18
(ASSURED GTY)	1,000,000	1,197,730
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,750,331
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,164,380
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,353,957
		9,533,583
Healthcare Revenue Bonds – 36.35%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	709,065
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,704,269
Anoka Housing & Redevelopment Authority Revenue
Series A 6.875% 5/1/40	1,000,000	1,045,910
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,006,050
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,351,890
Refunding 5.00% 9/1/20	1,150,000	1,239,470
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,067,420
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,185
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,130,063
5.00% 4/1/31	1,965,000	1,989,857
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	973,850

27

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	$2,200,000	$2,314,092
5.25% 5/1/37	1,000,000	1,029,320
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,241,696
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	294,415
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,075,780
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	559,262
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	978,380
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	508,750
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	1,037,500
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,571,700
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	404,464
6.00% 4/1/41	1,250,000	1,253,950
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,068,770
7.375% 12/1/41	375,000	406,384
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.25% 9/1/36	925,000	980,852
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,015,570
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,636,260
Series A 5.125% 5/1/30	2,125,000	2,320,309

28

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	$2,330,000	$2,569,058
Series C 5.50% 7/1/23	1,000,000	1,126,080
St. Paul Housing & Redevelopment Authority Health
Care Revenue Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,024,840
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	803,356
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,252,450
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,020,850
6.00% 11/15/30	1,000,000	1,015,810
Series A 5.70% 11/1/15	495,000	495,584
Series B 5.85% 11/1/17	250,000	250,273
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	883,560
Stillwater Health Care Revenue (Health System
Obligation Group)
5.00% 6/1/25	2,000,000	2,074,840
5.00% 6/1/35	1,000,000	1,016,890
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,714,715
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,529,385
		54,193,174
Housing Revenue Bonds – 10.54%
Chanhassen Multifamily Housing Revenue
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (HUD) (AMT)	300,000	300,411
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	868,590

29

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	$2,050,000	$2,051,989
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,090,000	1,090,022
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	525,000	525,515
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	542,599	551,845
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	590,013
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,289,371
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	900,000	912,780
Series I 4.85% 7/1/38 (AMT)	1,110,000	1,119,646
Series L 5.10% 7/1/38 (AMT)	1,455,000	1,483,300
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,525,975
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,009
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	759,510
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	632,640
		15,706,616
Lease Revenue Bonds – 2.77%
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,046,690
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/29	2,660,000	3,088,446
		4,135,136
Local General Obligation Bonds – 10.46%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,075,970
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,098,030

30

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	$1,105,000	$1,260,241
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,129,599
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,032,530
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	557,115
Series C 5.00% 3/1/28	1,000,000	1,117,590
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,632,000
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	774,885
South Washington County Independent School
District #833 Series A 4.75% 2/1/27	1,500,000	1,667,565
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	654,676
5.125% 12/1/24	205,000	218,473
5.25% 12/1/26	1,540,000	1,634,895
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,737,240
		15,590,809
§Pre-Refunded Bonds – 2.13%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,075,140
Minneapolis - St. Paul Metropolitan Airports Commission
5.00% 1/1/28-13 (NATL-RE)	740,000	767,617
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,333,587
		3,176,344
Special Tax Revenue Bonds – 8.75%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,194,450
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,772,010
5.00% 12/15/24	1,000,000	1,149,580

31

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	$1,170,000	$1,203,649
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	680,469
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	495,505
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,155,430
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinate Series A
5.00% 8/1/46	1,750,000	1,882,510
5.75% 8/1/37	790,000	884,184
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,586,595
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,035,820
		13,040,202
State General Obligation Bonds – 2.52%
Minnesota State
Series A 5.00% 10/1/24	1,000,000	1,243,790
Series B 5.00% 10/1/22	2,000,000	2,519,140
		3,762,930
Transportation Revenue Bond – 0.86%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	1,260,000	1,274,956
		1,274,956
Water & Sewer Revenue Bonds – 0.44%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Senior Lien Series A
5.25% 7/1/42	260,000	260,372
6.00% 7/1/47	365,000	393,700
		654,072
Total Municipal Bonds (cost $139,220,763)		146,733,025

32

Total Value of Securities – 98.42%
(cost $139,220,763)	$146,733,025
Receivables and Other Assets
Net of Liabilities – 1.58%	2,349,054
Net Assets Applicable to 13,663,409
Shares Outstanding – 100.00%	$149,082,079

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($117,319,364 / 10,756,703 Shares)	$10.91
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($2,267,280 / 207,589 Shares)	$10.92
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($29,495,435 / 2,699,117 Shares)	$10.93

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$145,159,368
Accumulated net realized loss on investments	(3,589,551)
Net unrealized appreciation of investments	7,512,262
Total net assets	$149,082,079

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $2,395,184, which represented 1.61% of the Fund’s net assets. See Note 9 “Notes to financial statements.”

33

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.91
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

34

Statements of operations
Six Months Ended February 29, 2012 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$13,996,835	$2,132,300	$3,424,354

Expenses:
Management fees	1,579,857	262,527	388,944
Distribution expenses – Class A	680,305	113,409	139,366
Distribution expenses – Class B	15,334	669	12,310
Distribution expenses – Class C	173,833	70,110	136,781
Dividend disbursing and transfer agent
fees and expenses	148,874	35,581	50,631
Accounting and administration expenses	114,459	20,644	27,804
Legal fees	24,172	8,720	7,635
Reports and statements to shareholders	21,050	4,614	7,481
Registration fees	17,324	10,348	8,552
Trustees’ fees	15,363	2,774	3,732
Pricing fees	7,584	4,409	5,649
Audit and tax	7,363	6,127	6,013
Custodian fees	5,666	1,375	1,675
Insurance fees	5,060	1,406	1,209
Consulting fees	2,163	385	527
Trustees’ expenses	1,169	240	324
Dues and services	—	1,028	475
	2,819,576	544,366	799,108
Less fees waived	(58,266)	—	(58,239)
Less waived distribution expenses – Class A	—	(45,363)	—
Less expense paid indirectly	(71)	(15)	(23)
Total operating expenses	2,761,239	498,988	740,846
Net Investment Income	11,235,596	1,633,312	2,683,508

36

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$2,289,314	$539,254	$(354,714)
Net change in unrealized appreciation
(depreciation) on investments	22,228,366	2,729,382	5,862,519
Net Realized and Unrealized Gain	24,517,680	3,268,636	5,507,805

Net Increase in Net Assets
Resulting from Operations	$35,753,276	$4,901,948	$8,191,313

See accompanying notes, which are an integral part of the financial statements.

37

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,235,596	$23,219,831
Net realized gain	2,289,314	5,727,375
Net change in unrealized appreciation (depreciation)	22,228,366	(17,549,949)
Net increase in net assets resulting from operations	35,753,276	11,397,257

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(10,631,188)	(21,934,140)
Class B	(48,550)	(166,719)
Class C	(548,485)	(1,159,231)

Net realized gain on investments:
Class A	(4,685,181)	(2,377,491)
Class B	(27,936)	(25,548)
Class C	(298,043)	(157,451)
	(16,239,383)	(25,820,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,197,527	33,925,958
Class B	—	114
Class C	3,311,537	4,786,945

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,209,605	16,441,608
Class B	59,288	130,489
Class C	739,810	1,079,596
	33,517,767	56,364,710

38

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,583,078)	$(85,566,853)
Class B	(1,126,356)	(3,466,023)
Class C	(1,979,770)	(9,482,119)
	(26,689,204)	(98,514,995)
Increase (decrease) in net assets derived from
capital share transactions	6,828,563	(42,150,285)
Net Increase (Decrease) in Net Assets	26,342,456	(56,573,608)

Net Assets:
Beginning of period	576,292,457	632,866,065
End of period	$602,634,913	$576,292,457

Distributions in excess of net investment income	$(150,992)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

39

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,633,312	$3,410,499
Net realized gain	539,254	27,316
Net change in unrealized appreciation (depreciation)	2,729,382	(1,912,414)
Net increase in net assets resulting from operations	4,901,948	1,525,401

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,463,984)	(3,042,351)
Class B	(1,592)	(3,741)
Class C	(166,700)	(366,017)
	(1,632,276)	(3,412,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,926,715	14,007,052
Class C	1,835,307	2,568,568

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	998,968	1,999,803
Class B	1,592	3,714
Class C	137,962	282,643
	13,900,544	18,861,780

40

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,755,967)	$(23,024,565)
Class B	(5,432)	(36,216)
Class C	(1,450,479)	(3,293,158)
	(8,211,878)	(26,353,939)
Increase (decrease) in net assets derived from
capital share transactions	5,688,666	(7,492,159)
Net Increase (Decrease) in Net Assets	8,958,338	(9,378,867)

Net Assets:
Beginning of period	102,008,114	111,386,981
End of period	$110,966,452	$102,008,114

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

41

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,683,508	$5,703,713
Net realized gain (loss)	(354,714)	901,530
Net change in unrealized appreciation (depreciation)	5,862,519	(4,620,709)
Net increase in net assets resulting from operations	8,191,313	1,984,534

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,197,919)	(4,637,136)
Class B	(39,384)	(116,820)
Class C	(436,632)	(920,280)
	(2,673,935)	(5,674,236)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,047,709	13,547,458
Class B	—	717
Class C	2,758,925	3,701,679

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,483,396	2,968,440
Class B	36,279	98,527
Class C	353,269	738,115
	13,679,578	21,054,936

42

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,393,893)	$(23,834,496)
Class B	(753,943)	(1,224,390)
Class C	(1,406,758)	(5,761,704)
	(8,554,594)	(30,820,590)
Increase (decrease) in net assets derived from
capital share transactions	5,124,984	(9,765,654)
Net Increase (Decrease) in Net Assets	10,642,362	(13,455,356)

Net Assets:
Beginning of period	138,439,717	151,895,073
End of period	$149,082,079	$138,439,717

Distributions in excess of net investment income	$—	$(122)

See accompanying notes, which are an integral part of the financial statements.

43

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

44

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$12.480	$12.730	$12.180	$12.120	$12.170	$12.490

0.246	0.492	0.484	0.474	0.495	0.511
0.528	(0.198)	0.550	0.107	(0.041)	(0.313)
0.774	0.294	1.034	0.581	0.454	0.198

(0.245)	(0.492)	(0.484)	(0.473)	(0.502)	(0.507)
(0.109)	(0.052)	—	(0.048)	(0.002)	(0.011)
(0.354)	(0.544)	(0.484)	(0.521)	(0.504)	(0.518)

$12.900	$12.480	$12.730	$12.180	$12.120	$12.170

6.31%	2.50%	8.66%	5.04%	3.77%	1.58%

$562,246	$538,170	$586,651	$559,393	$574,914	$578,194

0.90%	0.91%	0.93%	0.92%	0.93%	0.94%
—	—	—	0.01%	0.18%	0.29%
0.90%	0.91%	0.93%	0.93%	1.11%	1.23%

0.92%	0.93%	0.93%	0.94%	0.93%	0.96%
—	—	—	0.01%	0.18%	0.29%
0.92%	0.93%	0.93%	0.95%	1.11%	1.25%

3.91%	4.02%	3.89%	4.03%	4.05%	4.12%

3.89%	4.00%	3.89%	4.01%	4.05%	4.10%
9%	12%	20%	20%	17%	7%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

45

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

46

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$12.490	$12.740	$12.190	$12.130	$12.180	$12.500

0.199	0.400	0.391	0.386	0.403	0.419
0.528	(0.197)	0.550	0.107	(0.041)	(0.314)
0.727	0.203	0.941	0.493	0.362	0.105

(0.198)	(0.401)	(0.391)	(0.385)	(0.410)	(0.414)
(0.109)	(0.052)	—	(0.048)	(0.002)	(0.011)
(0.307)	(0.453)	(0.391)	(0.433)	(0.412)	(0.425)

$12.910	$12.490	$12.740	$12.190	$12.130	$12.180

5.91%	1.74%	7.85%	4.26%	2.99%	0.82%

$2,726	$3,697	$7,234	$9,506	$11,593	$15,674

1.65%	1.66%	1.68%	1.67%	1.68%	1.69%
—	—	—	0.01%	0.18%	0.29%
1.65%	1.66%	1.68%	1.68%	1.86%	1.98%

1.67%	1.68%	1.68%	1.69%	1.68%	1.71%
—	—	—	0.01%	0.18%	0.29%
1.67%	1.68%	1.68%	1.70%	1.86%	2.00%

3.16%	3.27%	3.14%	3.28%	3.30%	3.37%

3.14%	3.25%	3.14%	3.26%	3.30%	3.35%
9%	12%	20%	20%	17%	7%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

47

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$12.520	$12.780	$12.220	$12.160	$12.200	$12.530

0.199	0.401	0.392	0.386	0.403	0.418
0.529	(0.207)	0.560	0.107	(0.031)	(0.323)
0.728	0.194	0.952	0.493	0.372	0.095

(0.199)	(0.402)	(0.392)	(0.385)	(0.410)	(0.414)
(0.109)	(0.052)	—	(0.048)	(0.002)	(0.011)
(0.308)	(0.454)	(0.392)	(0.433)	(0.412)	(0.425)

$12.940	$12.520	$12.780	$12.220	$12.160	$12.200

5.90%	1.66%	7.91%	4.25%	3.06%	0.73%

$37,663	$34,425	$38,981	$34,174	$27,585	$26,830

1.65%	1.66%	1.68%	1.67%	1.68%	1.69%
—	—	—	0.01%	0.18%	0.29%
1.65%	1.66%	1.68%	1.68%	1.86%	1.98%

1.67%	1.68%	1.68%	1.69%	1.68%	1.71%
—	—	—	0.01%	0.18%	0.29%
1.67%	1.68%	1.68%	1.70%	1.86%	2.00%

3.16%	3.27%	3.14%	3.28%	3.30%	3.37%

3.14%	3.25%	3.14%	3.26%	3.30%	3.35%
9%	12%	20%	20%	17%	7%
3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

49

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.130	$11.290	$10.820	$10.720	$10.610	$10.860

0.180	0.375	0.376	0.384	0.414	0.445
0.350	(0.160)	0.469	0.100	0.110	(0.250)
0.530	0.215	0.845	0.484	0.524	0.195

(0.180)	(0.375)	(0.375)	(0.384)	(0.414)	(0.445)
(0.180)	(0.375)	(0.375)	(0.384)	(0.414)	(0.445)

$11.480	$11.130	$11.290	$10.820	$10.720	$10.610

4.81%	2.02%	7.96%	4.67%	5.00%	1.80%

$95,931	$87,924	$96,568	$78,021	$58,465	$48,477
0.84%	0.84%	0.82%	0.75%	0.75%	0.76%

0.94%	0.95%	0.96%	0.97%	0.95%	1.00%
3.23%	3.43%	3.42%	3.62%	3.83%	4.11%

3.13%	3.32%	3.28%	3.40%	3.63%	3.87%
16%	24%	22%	12%	27%	15%

51

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

52

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.170	$11.330	$10.850	$10.750	$10.640	$10.890

0.133	0.283	0.284	0.295	0.322	0.353
0.340	(0.160)	0.479	0.100	0.110	(0.250)
0.473	0.123	0.763	0.395	0.432	0.103

(0.133)	(0.283)	(0.283)	(0.295)	(0.322)	(0.353)
(0.133)	(0.283)	(0.283)	(0.295)	(0.322)	(0.353)

$11.510	$11.170	$11.330	$10.850	$10.750	$10.640

4.27%	1.16%	7.14%	3.79%	4.10%	0.94%

$135	$135	$170	$317	$908	$1,713
1.69%	1.69%	1.67%	1.60%	1.60%	1.61%

1.69%	1.70%	1.71%	1.72%	1.70%	1.75%
2.38%	2.58%	2.57%	2.77%	2.98%	3.26%

2.38%	2.57%	2.53%	2.65%	2.88%	3.12%
16%	24%	22%	12%	27%	15%

53

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.160	$11.320	$10.840	$10.740	$10.630	$10.880

0.133	0.283	0.283	0.295	0.322	0.353
0.340	(0.160)	0.479	0.100	0.110	(0.250)
0.473	0.123	0.762	0.395	0.432	0.103

(0.133)	(0.283)	(0.282)	(0.295)	(0.322)	(0.353)
(0.133)	(0.283)	(0.282)	(0.295)	(0.322)	(0.353)

$11.500	$11.160	$11.320	$10.840	$10.740	$10.630

4.27%	1.16%	7.14%	3.78%	4.10%	0.94%

$14,900	$13,949	$14,649	$11,276	$7,126	$4,936
1.69%	1.69%	1.67%	1.60%	1.60%	1.61%

1.69%	1.70%	1.71%	1.72%	1.70%	1.75%
2.38%	2.58%	2.57%	2.77%	2.98%	3.26%

2.38%	2.57%	2.53%	2.65%	2.88%	3.12%
16%	24%	22%	12%	27%	15%

55

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.490	$10.710	$9.910	$10.000	$10.180	$10.530

0.210	0.430	0.415	0.422	0.418	0.430
0.419	(0.222)	0.798	(0.091)	(0.180)	(0.350)
0.629	0.208	1.213	0.331	0.238	0.080

(0.209)	(0.428)	(0.413)	(0.421)	(0.418)	(0.430)
(0.209)	(0.428)	(0.413)	(0.421)	(0.418)	(0.430)

$10.910	$10.490	$10.710	$9.910	$10.000	$10.180

6.05%	2.12%	12.46%	3.63%	2.35%	0.71%

$117,319	$108,830	$119,038	$107,951	$116,999	$109,807
0.89%	0.91%	0.93%	0.89%	0.89%	0.90%

0.97%	0.98%	0.98%	0.97%	0.97%	1.00%
3.95%	4.20%	4.02%	4.49%	4.11%	4.09%

3.87%	4.13%	3.97%	4.41%	4.03%	3.99%
9%	5%	11%	12%	10%	10%

57

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.510	$10.720	$9.920	$10.010	$10.190	$10.550

0.170	0.354	0.338	0.352	0.341	0.351
0.410	(0.212)	0.798	(0.091)	(0.179)	(0.360)
0.580	0.142	1.136	0.261	0.162	(0.009)

(0.170)	(0.352)	(0.336)	(0.351)	(0.342)	(0.351)
(0.170)	(0.352)	(0.336)	(0.351)	(0.342)	(0.351)

$10.920	$10.510	$10.720	$9.920	$10.010	$10.190

5.56%	1.46%	11.62%	2.86%	1.58%	(0.13% )

$2,267	$2,892	$4,130	$4,995	$5,907	$7,334
1.64%	1.66%	1.68%	1.64%	1.64%	1.65%

1.72%	1.73%	1.73%	1.72%	1.72%	1.75%
3.20%	3.45%	3.27%	3.74%	3.36%	3.34%

3.12%	3.38%	3.22%	3.66%	3.28%	3.24%
9%	5%	11%	12%	10%	10%

59

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.510	$10.730	$9.930	$10.020	$10.200	$10.550

0.170	0.354	0.338	0.352	0.342	0.351
0.420	(0.222)	0.798	(0.091)	(0.181)	(0.350)
0.590	0.132	1.136	0.261	0.161	0.001

(0.170)	(0.352)	(0.336)	(0.351)	(0.341)	(0.351)
(0.170)	(0.352)	(0.336)	(0.351)	(0.341)	(0.351)

$10.930	$10.510	$10.730	$9.930	$10.020	$10.200

5.65%	1.36%	11.61%	2.85%	1.58%	(0.04% )

$29,496	$26,718	$28,727	$24,740	$28,849	$26,016
1.64%	1.66%	1.68%	1.64%	1.64%	1.65%

1.72%	1.73%	1.73%	1.72%	1.72%	1.75%
3.20%	3.45%	3.27%	3.74%	3.36%	3.34%

3.12%	3.38%	3.22%	3.66%	3.28%	3.24%
9%	5%	11%	12%	10%	10%

61

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 29, 2012 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

62

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Short-term debt securities are valued at market value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2008 – August 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred

63

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended February 29, 2012.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 29, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 29, 2012, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$71	$15	$23

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2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

65

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 29, 2012, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$14,392	$2,596	$3,496

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 28, 2012 to no more than 0.15% of average daily net assets.

At February 29, 2012, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$251,471	$43,572	$55,073
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,401	2,448	3,293
Distribution fees payable
to DDLP	142,730	22,987	47,879
Other expenses payable to
DMC and affiliates*	13,030	3,534	5,111

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

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As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$8,345	$1,507	$2,024

For the six months ended February 29, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$32,488	$6,305	$21,083

For the six months ended February 29, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$3,125
Class B	338	0	600
Class C	100	284	245

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$57,033,976	$23,585,143	$17,862,404
Sales	54,240,563	17,024,227	11,903,127

67

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

At February 29, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$548,580,199	$101,727,792	$139,048,018
Aggregate unrealized appreciation	$47,473,285	$7,964,859	$8,364,649
Aggregate unrealized depreciation	(248,179)	(48,839)	(679,642)
Net unrealized appreciation	$47,225,106	$7,916,020	$7,685,007

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2012:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$595,307,853	$595,307,853
Short-Term Investments	97,452	400,000	497,452
Total	$97,452	$595,707,853	$595,805,305

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Municipal Bonds	$109,243,812
Short-Term Investment	400,000
$109,643,812

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Municipal Bonds	$146,733,025

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended February 29, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2012 and the year ended August 31, 2011 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/29/12*
Ordinary income	$17,981	$—	$—
Tax-exempt income	11,210,242	1,632,276	2,673,935
Long-term capital gain	5,011,160	—	—
Total	$16,239,383	$1,632,276	$2,673,935

Year Ended 8/31/11
Ordinary income	$1,050,612	$10,335	$9,171
Tax-exempt income	23,194,282	3,401,774	5,665,065
Long-term capital gain	1,575,686	—	—
Total	$25,820,580	$3,412,109	$5,674,236

*Tax information for the six months ended February 29, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

69

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2012, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$553,456,448	$103,221,589	$145,159,368
Undistributed ordinary income	225,664	—	—
Distributions payable	(425,927)	(61,972)	(106,003)
Undistributed long-term capital gains	1,878,687	—	—
Undistributed tax-exempt income	274,935	64,494	106,003
Realized gains (losses) 9/1/11-2/29/12	—	343,369	(337,251)
Capital loss carryforwards as of 8/31/11	—	(517,048)	(3,425,045)
Unrealized appreciation	47,225,106	7,916,020	7,685,007
Net assets	$602,634,913	$110,966,452	$149,082,079

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payables.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$(7,369)	$(1,036)	$(9,451)
Accumulated net realized gain (loss)	7,369	1,036	9,451

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For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2012	$—	$25,904
2014	73,315	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
2018	—	2,974,512
Total	$517,048	$3,425,045

For the six months ended February 29, 2012, the Funds had capital gains (losses), which may increase (decrease) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$343,369	$(337,251)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

71

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	1,440,700	2,784,944	976,959	1,278,854	845,790	1,315,787
Class B	—	9	—	—	—	70
Class C	259,195	389,789	161,775	233,759	257,237	355,964

Shares issued upon reinvestment of dividends and distributions:
Class A	891,254	1,346,957	88,751	182,978	138,821	289,772
Class B	4,712	10,683	143	339	3,392	9,606
Class C	58,664	88,175	12,233	25,813	32,998	71,925
	2,654,525	4,620,557	1,239,861	1,721,743	1,278,238	2,043,124

Shares repurchased:
Class A	(1,864,706)	(7,071,017)	(604,614)	(2,115,142)	(599,129)	(2,349,386)
Class B	(89,530)	(282,324)	(484)	(3,322)	(71,022)	(119,593)
Class C	(156,953)	(779,160)	(128,740)	(303,643)	(132,307)	(563,750)
	(2,111,189)	(8,132,501)	(733,838)	(2,422,107)	(802,458)	(3,032,729)
Net increase (decrease)	543,336	(3,511,944)	506,023	(700,364)	475,780	(989,605)

For the six months ended February 29, 2012 and the year ended August 31, 2011, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months Ended			Year Ended
	2/29/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	66,999	67,079	$842,566	175,162	175,266	$2,154,184
Delaware Tax-Free Minnesota
Intermediate Fund	60	60	674	1,576	1,580	17,494
Delaware Minnesota High-Yield
Municipal Bond Fund	20,306	20,353	215,885	46,556	46,619	480,052

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7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of February 29, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 29, 2012, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of

73

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 29, 2012, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
15%	15%	13%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

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Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 29, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2012 that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Tax Free Intermediate Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

78

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 29, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	54
Statements of changes in net assets	56
Financial highlights	62
Notes to financial statements	86
Other Fund information	99
About the organization	100

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2011 to February 29, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2011 to February 29, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,076.60	0.80%	$4.13
Class B	1,000.00	1,073.60	1.56%	8.04
Class C	1,000.00	1,073.50	1.56%	8.04
Institutional Class	1,000.00	1,078.40	0.56%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class B	1,000.00	1,017.11	1.56%	7.82
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82

Delaware Tax-Free USA Intermediate Fund Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,052.70	0.75%	$3.83
Class B	1,000.00	1,048.30	1.60%	8.15
Class C	1,000.00	1,048.30	1.60%	8.15
Institutional Class	1,000.00	1,053.10	0.60%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,090.50	0.85%	$4.42
Class B	1,000.00	1,086.30	1.60%	8.30
Class C	1,000.00	1,086.20	1.60%	8.30
Institutional Class	1,000.00	1,092.30	0.60%	3.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

*“Expenses Paid During Period” are equal to relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free USA Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.91%
Corporate Revenue Bonds	13.63%
Education Revenue Bonds	12.17%
Electric Revenue Bonds	3.62%
Healthcare Revenue Bonds	9.91%
Housing Revenue Bonds	0.89%
Lease Revenue Bonds	9.02%
Local General Obligation Bonds	5.05%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Special Tax Revenue Bonds	14.49%
State General Obligation Bonds	9.23%
Transportation Revenue Bonds	11.54%
Water & Sewer Revenue Bonds	4.65%
Short-Term Investments	0.33%
Total Value of Securities	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%

Delaware Tax-Free USA Intermediate Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.76%
Corporate Revenue Bonds	10.03%
Education Revenue Bonds	6.67%
Electric Revenue Bonds	4.28%
Healthcare Revenue Bonds	9.11%
Housing Revenue Bond	0.56%
Lease Revenue Bonds	3.83%
Local General Obligation Bonds	8.49%
Pre-Refunded/Escrowed to Maturity Bonds	3.95%
Resource Recovery Revenue Bonds	0.09%
Special Tax Revenue Bonds	12.47%
State General Obligation Bonds	17.93%
Transportation Revenue Bonds	14.75%
Water & Sewer Revenue Bonds	5.60%
Short-Term Investments	1.35%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

Security type/sector allocations
Delaware National High-Yield Municipal Bond Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.27%
Corporate Revenue Bonds	24.26%
Education Revenue Bonds	19.83%
Healthcare Revenue Bonds	23.86%
Housing Revenue Bonds	1.04%
Lease Revenue Bonds	7.09%
Pre-Refunded Bond	0.34%
Resource Recovery Revenue Bond	0.35%
Special Tax Revenue Bonds	9.01%
State General Obligation Bonds	1.92%
Transportation Revenue Bonds	8.77%
Water & Sewer Revenue Bonds	0.80%
Short-Term Investments	1.40%
Total Value of Securities	98.67%
Receivables and Other Assets Net of Liabilities	1.33%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.91%
Corporate Revenue Bonds – 13.63%
Alliance Airport Authority, Texas Special Facilities Revenue
(American Airlines Project) Series B 5.25% 12/1/29 (AMT)	$1,250,000	$344,525
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	11,000,000	8,210,290
6.50% 6/1/47	6,000,000	4,915,260
Chautauqua County, New York Industrial Development
Agency (NRG Dunkirk Power Project) 5.875% 4/1/42	2,000,000	2,153,860
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	1,000,000	692,320
5.75% 6/1/47	12,180,000	9,355,822
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,214,272
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,725,340
6.25% 6/1/24	6,810,000	7,599,688
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,556,850
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,141,903
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,000,560
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,513,983
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,230,247
6.50% 11/1/39	3,915,000	4,829,622
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines, Inc. Project)
6.25% 9/15/29 (AMT)	2,000,000	2,002,580
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines -
JFK International Airport) 7.75% 8/1/31 (AMT)	2,000,000	1,897,340
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(AK Steel Holding) Series A 6.75% 6/1/24 (AMT)	1,500,000	1,530,075
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,454,140

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	$6,340,000	$7,308,118
Rockport, Indiana Revenue (AK Steel Holding)
7.00% 6/1/28 (AMT)	1,790,000	1,816,689
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	4,174,124
Series C 5.00% 1/1/21	1,880,000	2,271,303
		87,938,911
Education Revenue Bonds – 12.17%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	5,598,970
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools)
6.125% 7/1/46	5,160,000	5,392,097
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,653,880
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,045,000	2,000,501
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,276,951
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,274,046
Massachusetts Development Finance Agency
(Harvard University)
Series B-1 5.00% 10/15/40	9,600,000	10,959,551
Series B-2 5.25% 2/1/34	5,000,000	5,963,300
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	6,270,233
5.50% 11/15/36	4,515,000	5,506,810
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,629,850

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University) 5.875% 6/1/42	$4,285,000	$4,616,745
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,754,029
New York City Trust For Cultural Resources (Whitney
Museum of American Art) 5.00% 7/1/31	1,500,000	1,654,725
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania)
5.00% 7/1/31	6,000,000	5,970,180
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	815,000	834,927
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,367,248
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,690,680
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,050,962
5.35% 6/15/32	2,300,000	2,006,290
		78,471,975
Electric Revenue Bonds – 3.62%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	6,248,650
New York State Power Authority Revenue Series A
5.00% 11/15/38	2,500,000	2,814,025
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,039,640
Series WW 5.50% 7/1/38	2,100,000	2,228,226
Series XX 5.75% 7/1/36	3,245,000	3,560,868
Salt River, Arizona Project Agricultural Improvement &
Power District Series A 5.00% 12/1/28	6,240,000	7,496,050
		23,387,459

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 9.91%
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
7.00% 4/1/39	$1,610,000	$1,884,376
Butler County, Pennsylvania Hospital Authority
Revenue (Butler Health System Project)
7.125% 7/1/29	2,500,000	2,970,575
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center) Series A
5.50% 6/1/32	1,000,000	1,017,450
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,332,975
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,322,154
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,793,275
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,002,270
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	3,000,000	3,355,890
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,027,500
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,164,700
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,500,257
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	4,146,379
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	2,500,000	2,584,350
Michigan State Hospital Finance Authority
Revenue (Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,670,905
(Trinity Health Credit) Series C 5.375% 12/1/30	4,120,000	4,172,407

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	$3,000,000	$3,338,280
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,986,533
(Sloan-Kettering Cancer Center) 5.00% 7/1/41	1,820,000	2,003,292
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,647,911
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,271,638
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,157,540
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,452,440
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,760,480
West Virginia Hospital Finance Authority (Highland Hospital
Obligation Group) 9.125% 10/1/41	3,000,000	3,372,090
		63,935,667
Housing Revenue Bonds – 0.89%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,750,000	4,908,840
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	80,000	80,322
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	735,000	736,544
		5,725,706
Lease Revenue Bonds – 9.02%
Capital Area, Texas Cultural Education Facilities Finance
Corporation Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	2,045,000	2,213,385

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	$4,750,000	$4,117,918
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,199,233
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	850,000	816,731
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,855,000	1,733,034
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47 (AMT)	10,250,000	11,601,872
Loudoun County, Virginia Industrial Development Authority
Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (AGM)	700,000	768,950
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,517,627
5.625% 12/1/28	2,365,000	2,461,729
(Sewer System Improvement Project) Series C
5.00% 3/1/25	605,000	613,143
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	7,221,900
Series GG 5.75% 9/1/23	1,000,000	1,233,830
New York State Liberty Development Corporation
(World Trade Center Project) 5.75% 11/15/51	16,490,000	18,770,896
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	1,026,395
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,854,658
		58,151,301
Local General Obligation Bonds – 5.05%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,146,600
Fairfax County, Virginia Improvement
Series A 5.00% 4/1/18	6,000,000	7,435,440

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/22 (PSF)	$500,000	$613,735
5.00% 8/15/24 (PSF)	1,430,000	1,730,686
5.00% 8/15/25 (PSF)	945,000	1,136,930
5.00% 8/15/26 (PSF)	1,000,000	1,195,390
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,315,156
Series I-1 5.375% 4/1/36	5,000,000	5,700,000
Subseries D-1 5.00% 10/1/36	6,500,000	7,291,050
		32,564,987
§Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
California Statewide Communities Development
Authority Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34-12 (ACA)	3,400,000	3,478,948
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	375,000	412,804
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
11.75% 3/1/16	1,225,000	1,179,504
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Triumph Foods Project)
Series A 5.25% 3/1/25-12	500,000	500,140
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/16 (FGIC)	1,000,000	1,190,920
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	18,632,145
Powell, Ohio 5.50% 12/1/32-12 (NATL-RE) (FGIC)	2,000,000	2,080,480
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,825,000	2,237,559
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	600,000	702,630
		30,415,130
Special Tax Revenue Bonds – 14.49%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,121,144

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
California State Economic Recovery
Series A 5.25% 7/1/21	$3,130,000	$3,849,837
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	595,000	597,594
Henderson, Nevada Local Improvement Districts
#T-18 5.30% 9/1/35	2,305,000	1,241,012
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,251,336
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,020,980
Lammersville, California School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,850,234
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	705,000	708,306
Missouri State Highways & Transportation Commission State
Road Revenue Series B 5.00% 5/1/24	9,000,000	10,349,911
Mosaic, Virginia District Community Development Authority
Revenue Series A 6.875% 3/1/36	3,980,000	4,332,150
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	1,935,000	2,005,182
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,183,390
New York City, New York Series B 5.00% 8/1/19	5,105,000	6,291,402
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 Series D 5.00% 2/1/26	3,000,000	3,573,660
Series C 5.25% 11/1/25	6,000,000	7,316,160
Series D 5.00% 2/1/31	4,875,000	5,027,880
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,105,180
New York State Dormitory Authority State Personal Income
Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,680,100
Puerto Rico Sales Tax Financing Corporation Tax Revenue
^(Convertible Capital Appreciation) Series A 6.75% 8/1/32	3,890,000	3,808,621
Series A 5.75% 8/1/37	5,000,000	5,596,100
Series C 5.00% 8/1/40	6,000,000	6,508,680
Series C 6.00% 8/1/39	2,250,000	2,588,963

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1-Bay Meadows) 6.00% 9/1/42	$1,000,000	$1,024,260
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,116,100
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21	4,970,000	3,296,303
		93,444,485
State General Obligation Bonds – 9.23%
California State 5.25% 11/1/40	3,795,000	4,140,990
California State Various Purposes
5.00% 9/1/41	6,250,000	6,681,500
5.00% 10/1/41	4,560,000	4,876,920
6.00% 4/1/38	4,060,000	4,710,168
6.50% 4/1/33	2,570,000	3,165,392
Maryland State & Local Facilities Loan
Series C 5.00% 11/1/18	6,000,000	7,530,300
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	13,475,552
Puerto Rico Commonwealth Public Improvement
(Unrefunded Balance) Series A 5.125% 7/1/31	4,415,000	4,429,040
Series A 5.25% 7/1/23	500,000	523,765
Virginia State
Series A-2 5.00% 6/1/22	5,105,000	6,464,002
Series D 5.00% 6/1/19	2,785,000	3,510,493
		59,508,122
Transportation Revenue Bonds – 11.54%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,551,334
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,220,000	1,233,091
Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,918,106
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,368,132
New York Liberty Development Corporation Liberty
Revenue (1 World Trade Center) 5.00% 12/15/41	8,000,000	8,782,001
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,385,539

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	$3,345,000	$4,003,764
•Series E-3 5.75% 1/1/38	2,000,000	2,324,420
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,017,926
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,297,707
6.50% 12/1/28	5,500,000	5,944,730
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,976,561
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,515,157
7.50% 6/30/33	1,560,000	1,866,587
(Mobility Partners) 6.875% 12/31/39	5,500,000	6,249,155
		74,434,210
Water & Sewer Revenue Bonds – 4.65%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,437,035
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,650,120
Fiscal 2012 Series BB 5.25% 6/15/44	5,395,000	6,116,851
Series A 5.25% 6/15/34	3,705,000	3,746,644
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Senior Lien Series A
5.25% 7/1/42	1,045,000	1,046,494
6.00% 7/1/47	1,465,000	1,580,193
San Francisco, California City & County Public Utilities
Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,916,350
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	511,204
		30,004,891
Total Municipal Bonds (cost $583,319,752)		637,982,844

	Principal amount	Value
Short-Term Investments – 0.33%
¤Variable Rate Demand Notes – 0.33%
Brooklyn Center, Minnesota Revenue Refunding
(Brookdale Corp. II Project) 0.15% 12/1/14	$600,000	$600,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Building
Project) Series D-1 0.12% 7/1/36 (LOC – JPMorgan
Chase Bank)	100,000	100,000
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (Newcourtland Elder Services
Project) 0.12% 3/1/27 (LOC – PNC Bank)	1,000,000	1,000,000
St. Paul, Minnesota Housing & Redevelopment
Authority Revenue (Minnesota Public Radio Project)
0.16% 5/1/22 (LOC – JPMorgan Chase Bank)	400,000	400,000
Total Short-Term Investments (cost $2,100,000)		2,100,000

Total Value of Securities – 99.24%
(cost $585,419,752)		640,082,844
Receivables and Other Assets
Net of Liabilities – 0.76%		4,907,362
Net Assets Applicable to 54,089,476
Shares Outstanding – 100.00%		$644,990,206

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($596,130,804 / 49,999,918 Shares)	$11.92
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($2,252,352 / 189,008 Shares)	$11.92
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($33,766,726 / 2,831,524 Shares)	$11.93
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($12,840,324 / 1,069,026 Shares)	$12.01

Statements of net assets
Delaware Tax-Free USA Fund

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$591,101,975
Undistributed net investment income	66,895
Accumulated net realized loss on investments	(841,756)
Net unrealized appreciation of investments	54,663,092
Total net assets	$644,990,206

§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$11.92
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 29, 2012 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.76%
Corporate Revenue Bonds – 10.03%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	$2,305,000	$2,507,125
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,176,841
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,684,256
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue (Deer Park Refining
	Project) 5.00% 2/1/23	2,750,000	2,991,285
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	7,160,000	8,158,604
	6.25% 6/1/24	7,500,000	8,369,699
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	856,883
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,173,520
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	6,612,420
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,134,419
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,189,525
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,979,610
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	1,625,000	1,697,053
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	6.625% 9/15/12 (AMT)	4,000,000	4,057,200
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy)
	Series A
	5.70% 2/1/14	2,225,000	2,390,251
	5.70% 8/1/20	4,320,000	4,960,397
	Series C 5.625% 6/1/18	2,370,000	2,717,798

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port)
Series A 3.375% 12/1/40	$5,000,000	$5,182,300
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,259,230
Tobacco Securitization Authority, Minnesota Tobacco
Settlement Revenue Series B
5.00% 3/1/21	3,415,000	3,893,783
5.00% 3/1/22	2,935,000	3,336,860
5.25% 3/1/31	2,480,000	2,702,580
Valdez, Alaska Marine (BP Pipelines Project) Series B
5.00% 1/1/21	6,675,000	8,064,335
		86,095,974
Education Revenue Bonds – 6.67%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	1,000,000	1,154,790
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	933,260
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	3,150,000	3,524,441
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	885,000	919,931
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,206,546
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	6,089,800
Delaware County, Pennsylvania Industrial Development
Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	3,165,000	2,928,733
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	793,060
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,080,000	1,100,650

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29	$1,670,000	$2,043,980
Massachusetts State Health & Educational Facilities
Authority Revenue (Massachusetts Institution
Technology) Series M 5.25% 7/1/20	3,000,000	3,893,670
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,846,578
New York City Trust for Cultural Resources (Whitney
Museum of American Art)
5.00% 7/1/21	3,025,000	3,618,656
5.00% 7/1/31	1,000,000	1,103,150
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,049,930
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,229,275
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,086,780
Ohio State Higher Educational Facility Revenue (John
Carroll University) 5.50% 11/15/18	335,000	354,447
Ohio State University General Receipts Revenue Series B
5.25% 6/1/21	180,000	189,756
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,163,273
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.25% 10/1/27	1,145,000	1,227,829
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,884,125
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	221,831
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,232,162
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,927,960
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,088,728
University of Virginia General Revenue Series B
5.00% 6/1/20	205,000	215,182
5.00% 6/1/21	205,000	214,971
		57,243,494

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.28%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	$6,000,000	$7,448,160
Series N 5.00% 5/1/21	3,580,000	4,506,253
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,114,620
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,346,800
Salt River, Arizona Project Agricultural Improvement &
Power District Series A 5.00% 12/1/28	17,735,000	21,304,879
		36,720,712
Healthcare Revenue Bonds – 9.11%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,413,920
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	5,081,212
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,673,518
California Health Facilities Financing Authority (Scripps
Health) Series A 5.00% 11/15/32	4,250,000	4,739,303
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,375,835
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	662,269
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	3,400,000	3,773,490
Laramie County, Wyoming Hospital Revenue
(Cheyenne Regional Medical Center Project)
5.00% 5/1/23	1,000,000	1,146,770
5.00% 5/1/25	1,175,000	1,333,813
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	834,232
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,368,104

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	$3,710,000	$4,416,347
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,198,937
5.00% 8/1/18	2,500,000	2,782,025
New York State Dormitory Authority Revenue Non State
Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,827,376
5.00% 7/1/21	570,000	698,660
5.00% 7/1/24	2,595,000	3,102,634
(North Shore LI Jewish) Series A 5.00% 5/1/23	4,000,000	4,643,800
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,175,980
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	782,785
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,346,440
5.00% 1/1/18	1,000,000	1,192,170
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	760,966
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,409,824
Series C 4.50% 11/15/38	2,540,000	3,052,902
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	5,031,778
St. Mary Hospital Authority, Pennsylvania Health
System Revenue (Catholic Health East) Series A
5.25% 11/15/16	1,200,000	1,311,468
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,020,850
		78,157,408

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bond – 0.56%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	$4,120,000	$4,764,615
		4,764,615
Lease Revenue Bonds – 3.83%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,517,128
Commonwealth of Pennsylvania (Department of
Corrections) Series A 4.00% 10/1/24	3,910,000	4,133,261
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,105
5.00% 6/1/21 (AMBAC)	1,000,000	1,000,660
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	8,275,093
New York State Dormitory Authority Revenue
(Third General Resolution - State University
Educational Facilities) Series A
5.00% 5/15/23	2,170,000	2,687,719
5.00% 5/15/24	3,130,000	3,798,818
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,054,460
Tobacco Settlement Financing New York Revenue (Asset-
Backed) Series B 5.00% 6/1/18	1,000,000	1,204,970
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	8,004,282
		32,846,496
Local General Obligation Bonds – 8.49%
Baltimore, Maryland Public Improvement 5.00% 2/1/29	6,280,000	7,642,697
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,894,345
Chicago, Illinois Modern Schools Across Chicago Series J
5.00% 12/1/23 (AMBAC)	2,865,000	3,187,685
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,613,960
Dallas, Texas 5.125% 2/15/15	3,000,000	3,412,350

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Fairfax County, Virginia Refunding &
Public Improvement Series A
5.00% 4/1/17	$4,000,000	$4,870,680
5.00% 4/1/20	10,000,000	12,068,101
5.25% 4/1/14	3,500,000	3,865,155
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	5,054,280
Houston, Texas Refunding & Public Improvement Series A
5.00% 3/1/15	3,480,000	3,950,948
5.25% 3/1/28	5,000,000	5,754,800
Lansing, Michigan Community College
(College Building & Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,392,164
Los Angeles, California Unified School District
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,126,200
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	4,137,805
Series G 5.25% 8/1/15	1,000,000	1,093,540
Series I 5.00% 8/1/21	1,000,000	1,099,530
Series J 5.50% 6/1/23	15,000	15,883
Subseries D-1 5.00% 10/1/30	4,000,000	4,635,160
		72,815,283
§Pre-Refunded/Escrowed to Maturity Bonds – 3.95%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,059,310
California State Economic Recovery Series A 5.25% 7/1/14	225,000	251,246
Casa Grande, Arizona Tax Revenue
5.00% 4/1/22-14 (AMBAC)	1,600,000	1,754,880
Cuyahoga County, Ohio Revenue
Pre-Refunded (Cleveland Clinic Health)
Series A 6.00% 1/1/21-13	510,000	548,990
Unrefunded (Cleveland Clinic Health)
Series A 6.00% 1/1/21-13	490,000	527,461
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,096,820
5.25% 2/15/33-14	3,000,000	3,290,459
5.50% 2/15/23-14	1,000,000	1,101,700

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23-13 (AMBAC)	$1,000,000	$1,043,600
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,079,860
Los Angeles, California Unified School District (Election
1997) Series F 5.00% 7/1/21-13 (FGIC)	2,880,000	3,063,743
Lunenburg County, Virginia
Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	755,512
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	3,500,000	3,831,869
Michigan State Higher Education Facilities Authority
Revenue Limited Obligation (Kalamazoo College
Project) 5.50% 12/1/19-12	500,000	520,160
Middlesex County, New Jersey Improvement Authority
Revenue (County-Guaranteed Open Space Trust
Foundation) 5.25% 9/15/20-13	1,000,000	1,077,020
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32	750,000	779,813
Minnesota State 5.00% 6/1/14	755,000	834,381
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	541,210
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,050,197
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care
System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,084,050
• Ohio State Higher Educational Facility Revenue Adjustable
Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,057,010
Ohio State University General Receipts (Ohio State
University) Series B 5.25% 6/1/21-13	820,000	871,201
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,117,230
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,231,480
Puerto Rico Sales Tax Financing Corporation Sales
Revenue Series A 6.125% 8/1/29-14	70,000	77,850

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21-12 (AGM)	$1,000,000	$1,026,860
University of California Revenue
Series A 5.125% 5/15/20-13 (AMBAC)	40,000	42,352
University of Virginia Revenue Series B
5.00% 6/1/20-13	1,045,000	1,107,481
5.00% 6/1/21-13	1,045,000	1,107,481
		33,931,226
Resource Recovery Revenue Bonds – 0.09%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver
Project) Series G 5.125% 12/1/15 (AMT)	800,000	801,096
		801,096
Special Tax Revenue Bonds – 12.47%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,174,932
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,095,540
California State Economic Recovery Series A
5.25% 7/1/14	775,000	861,738
5.25% 7/1/21	2,740,000	3,370,145
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,490,322
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,811,966
5.25% 1/1/23	5,375,000	6,115,729
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,873,078
5.625% 12/1/29	1,125,000	1,203,581
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,625,969
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,659,833
@ Modesto, California Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,382,490

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.625% 6/15/18	$355,000	$355,728
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	10,910,000	12,821,977
New York City, New York Transitional Finance Authority
Future Tax Secured Subseries A-1 5.00% 11/1/20	2,860,000	3,595,649
New York State Local Government Assistance Corporation
Refunding Subordinate Lien Series A
5.00% 4/1/17	8,615,000	10,446,893
5.00% 4/1/20	3,360,000	4,243,277
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,928,868
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A 6.125% 8/1/29	2,430,000	2,638,445
Series C
5.00% 8/1/22	2,090,000	2,495,962
6.50% 8/1/35	6,500,000	7,861,425
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	986,330
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	251,308
Series B 5.375% 11/1/23	1,000,000	985,030
Virgin Islands Public Finance Authority Revenue (Senior
Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,857,703
Washington State Motor Vehicle Fuel Tax Series B
5.00% 7/1/16	4,250,000	5,048,660
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21	4,970,000	3,296,303
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	870,000	925,915
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,641,605
		107,046,401

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 17.93%
California State 5.25% 11/1/17	$1,000,000	$1,079,660
California State Various Purpose
5.00% 10/1/18	5,000,000	6,110,800
5.25% 9/1/28	7,750,000	8,977,910
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,982,204
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,399,100
Georgia State Series B 5.00% 7/1/17	4,810,000	5,899,032
Hawaii State Series DR 5.00% 6/1/15	7,000,000	8,021,510
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,603,158
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,352,780
Second Series 5.00% 8/1/17	1,500,000	1,783,830
Series B 5.00% 3/1/18	1,930,000	2,385,750
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	3,000,000	3,216,390
Series C 5.50% 11/1/15	4,090,000	4,835,648
Minnesota State 5.00% 6/1/14	145,000	160,353
Minnesota State Various Purpose Series A 5.00% 8/1/19	7,020,000	8,849,201
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,952,577
New York State Series A 5.00% 2/15/28	5,000,000	5,960,300
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,364,328
North Carolina State Refunding Series A
5.00% 3/1/16	3,000,000	3,532,350
5.00% 3/1/17	3,000,000	3,642,030
Series B 5.00% 4/1/15	4,000,000	4,561,640
Ohio State Series D 5.00% 9/15/14	3,500,000	3,913,420
Oregon State Series L 5.00% 5/1/26	8,000,000	9,748,640
Pennsylvania State
5.50% 2/1/13	3,200,000	3,358,016
Second Series 5.00% 7/1/20	2,300,000	2,888,754
Series A 5.00% 8/1/13	4,000,000	4,274,320
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,915,383
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,374,109
5.25% 7/1/22	3,470,000	3,577,362
5.25% 7/1/23	1,125,000	1,178,471

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Virginia State
Series B 5.00% 6/1/23	$2,000,000	$2,372,040
Series D 5.00% 6/1/19	5,715,000	7,203,758
Washington State Various Purpose Series A
5.00% 7/1/16	1,000,000	1,187,920
5.00% 8/1/29	9,395,000	11,160,413
		153,823,157
Transportation Revenue Bonds – 14.75%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,268,640
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	847,598
Chicago, Illinois O'Hare International Airport
Revenue General-Airport-Third Lien
Series A 5.00% 1/1/25 (AGM)	3,725,000	4,101,262
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,062,760
Series C 5.25% 1/1/28	2,150,000	2,416,084
Cleveland, Ohio Airport System Revenue Series A
5.00% 1/1/28	1,750,000	1,887,410
Dallas-Fort Worth, Texas International Airport
Revenue Series A
5.00% 11/1/22	680,000	752,508
5.00% 11/1/23	750,000	825,045
5.00% 11/1/24	400,000	436,680
Delaware Transportation Authority
5.00% 7/1/18 (NATL-RE) (FGIC)	3,800,000	4,313,304
Series A 5.00% 7/1/17	5,475,000	6,666,415
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue Series A 5.00% 11/1/31	3,250,000	3,796,520
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,151,690
5.00% 7/1/26	3,000,000	3,418,530
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,256,138
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,633,890

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Memphis-Shelby County, Virginia Airport Authority Revenue
Series D 5.00% 7/1/24	$4,110,000	$4,738,830
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	3,005,450
Series C 6.50% 11/15/28	2,860,000	3,562,445
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,051,150
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,608,650
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,325,633
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,722,442
•Series E-3 5.75% 1/1/38	3,750,000	4,358,288
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,199,210
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,362,828
Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/26	7,500,000	8,408,025
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,971,137
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,636,100
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,231,474
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,526,360
Series D 5.00% 5/1/25	2,000,000	2,349,780
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,399,277
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,337,421
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,457,195
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	2,028,627

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough, New York Bridge & Tunnel Authority Revenue
Series A
5.00% 11/15/17	$1,720,000	$2,107,396
5.00% 1/1/23	4,000,000	4,963,880
•Series B-3 5.00% 11/15/38	1,800,000	2,051,604
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,366,760
		126,604,436
Water & Sewer Revenue Bonds – 5.60%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A
4.00% 10/1/20	180,000	213,347
5.00% 10/1/20	1,500,000	1,897,410
5.00% 10/1/21	2,430,000	2,897,751
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,541,883
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,520,560
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,805,165
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,589,201
New York City, New York Municipal Water Finance
Authority Water & Sewer System Series B
5.00% 6/15/21 (AMBAC)	2,085,000	2,322,690
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,701,258
Series D 5.00% 9/15/23	3,360,000	4,002,298
Series K 5.50% 6/15/15	3,500,000	4,106,130
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,922,079
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	7,430,000	8,929,819
Series D 5.00% 11/1/16	3,000,000	3,595,740
		48,045,331
Total Municipal Bonds (cost $775,851,651)		838,895,629

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments – 1.35%
¤Variable Rate Demand Notes – 1.35%
Brooklyn Center, Minnesota Revenue (Brookdale Corp. II
Project) 0.15% 12/1/14	$1,350,000	$1,350,000
California State Infrastructure & Economic Development
Bank Revenue (Los Angeles Museum)
Series A 0.08% 9/1/37 (LOC – Wells Fargo Bank)	595,000	595,000
Series B 0.08% 9/1/37 (LOC – Wells Fargo Bank)	3,000,000	3,000,000
Colorado State Health Facilities Authority Revenue
(NCMC Inc. Project) Series A
0.15% 5/15/24 (LOC – Wells Fargo Bank)	435,000	435,000
Erie County, Pennsylvania Hospital Authority Revenue
(Hamot Health Foundation)
0.12% 5/15/20 (LOC – PNC Bank)	2,900,000	2,900,000
New York City, New York Subseries A-8 0.08% 8/1/18
(LOC – JPMorgan Chase Bank)	400,000	400,000
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (Newcourtland Elder Services
Project) 0.12% 3/1/27 (LOC – PNC Bank)	1,915,000	1,915,000
St. Paul, Minnesota Port Authority Revenue
(Minnesota Public Radio Project) Series 7
0.16% 5/1/25 (LOC – JPMorgan Chase Bank)	1,000,000	1,000,000
Total Short-Term Investments (cost $11,595,000)		11,595,000

Total Value of Securities – 99.11%
(cost $787,446,651)		850,490,629
Receivables and Other Assets
Net of Liabilities – 0.89%		7,676,813
Net Assets Applicable to 69,554,744
Shares Outstanding – 100.00%		$858,167,442

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($467,234,355 / 38,004,988 Shares)	$12.29
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($130,826 / 10,652 Shares)	$12.28
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($69,376,756 / 5,646,118 Shares)	$12.29
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($321,425,505 / 25,892,986 Shares)	$12.41

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$804,436,471
Undistributed net investment income	16,208
Accumulated net realized loss on investments	(9,329,215)
Net unrealized appreciation of investments	63,043,978
Total net assets	$858,167,442

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
@	Illiquid security. At February 29, 2012, the aggregate amount of illiquid securities was $2,618,828, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2011.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$12.29
Sales charge (2.75% of offering price) (B)	0.35
Offering price	$12.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware National High-Yield Municipal Bond Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.27%
Corporate Revenue Bonds – 24.26%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.875% 5/1/30	$ 300,000	$324,531
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	3,500,000	2,612,365
6.50% 6/1/47	8,405,000	6,885,459
Butler County, Pennsylvania Industrial Development
Authority Revenue (AK Steel Holding)
Series A 6.25% 6/1/20 (AMT)	1,275,000	1,298,690
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,069,760
Capital Trust Agency, Florida Revenue (Million Air One)
7.75% 1/1/41 (AMT)	1,700,000	1,788,468
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,010,460
Chicago, Illinois O’Hare International Airport Special
Facilities Revenue (American Airlines Inc. Project)
5.50% 12/1/30	1,130,000	311,383
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,605,000	1,609,253
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co.
Project) Series A 5.70% 5/1/34	1,000,000	1,054,990
Cook County, Illinois Revenue (NaviStar International -
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,074,990
Dallas - Fort Worth, Texas International Airport Facility
Improvement Corporation Revenue Subseries 3
9.125% 5/1/29 (AMT)	970,000	262,269
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project) Series A
6.35% 2/1/25 (AMT)	1,650,000	1,660,808
Delaware State Economic Development Authority Revenue
Exempt Facilities (Indian River Power) 5.375% 10/1/45	1,600,000	1,633,568
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Refunding
5.00% 6/1/45 (AMBAC)	1,000,000	1,003,350
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	10,510,000	8,073,045

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Gulf Coast, Texas Waste Disposal Authority Revenue
(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	$1,000,000	$1,001,260
Houston, Texas Airport System Revenue (Continental
Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,069,640
Illinois Finance Authority Revenue (NaviStar International -
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,074,990
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/21	1,000,000	1,147,080
6.00% 6/1/28	1,455,000	1,630,895
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	956,262
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,360,330
Love Field Airport Modernization Corporation,
Texas Special Facilities Revenue
(Southwest Airlines Co. Project) 5.25% 11/1/40	2,000,000	2,076,020
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,593,005
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	421,151
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	1,900,000	1,906,612
M-S-R Energy Authority, California Gas Revenue
Series C 6.50% 11/1/39	1,000,000	1,233,620
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.40% 9/15/23 (AMT)	1,000,000	1,001,290
New York City, New York Industrial Development Agency
Special Facilities Revenue
•(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	1,000,000	948,670
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	869,080
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	2,000,000	2,218,120
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	1,000,000	1,056,550
Class 3 6.375% 7/15/49	2,500,000	2,719,700

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio County, Kentucky Pollution Control Revenue
(Big Rivers Electric Corp. Project) Series A 6.00% 7/15/31	$1,250,000	$1,333,475
Ohio State Air Quality Development Authority Revenue
(AK Steel Holding) 6.75% 6/1/24 (AMT)	1,000,000	1,020,050
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,175,000	1,354,423
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue
(Mead Westvaco Corp. Project)
Series A 6.35% 5/15/35 (AMT)	500,000	500,295
Rockport, Indiana Revenue
(AK Steel Holding) 7.00% 6/1/28 (AMT)	1,210,000	1,228,041
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corp.) Series A 5.125% 6/1/37	1,900,000	1,970,110
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project)
5.60% 12/1/35 (AMT)	1,000,000	1,012,990
Tobacco Securitization Authority, Minnesota Tobacco
Settlement Revenue Series B 5.25% 3/1/31	4,000,000	4,359,000
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	1,008,450
		72,744,498
Education Revenue Bonds – 19.83%
Allegheny County, Pennsylvania Higher Education Building
Authority Revenue (Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,228,750
Arlington, Virginia Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,035,450
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,298,463
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,114,110
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,615,875
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	915,000	972,993

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
7.50% 11/1/41	$1,000,000	$1,118,100
Series A 5.50% 11/1/38	1,000,000	950,350
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,039,050
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	980,500
Subordinate Series B 6.00% 10/1/35	1,500,000	1,509,015
Clifton, Texas Higher Education Finance
Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,034,620
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,097,330
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue
(Chester Community Charter School)
Series A 6.125% 8/15/40	855,000	836,395
Florida State Development Finance Corporation
Educational Facilities Revenue
(Bay Area Charter Foundation) Series A 7.75% 6/15/42	1,500,000	1,545,345
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	1,850,000	1,478,021
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,088,220
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,043,490
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,108,180
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	1,076,570
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	2,145,000	2,256,174

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	$1,500,000	$1,538,580
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,368,712
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,220,558
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,015,530
@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	511,758
Massachusetts Health & Educational Facilities
Authority Revenue (Springfield College)
5.625% 10/15/40	1,000,000	1,042,060
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,932,664
Michigan Finance Authority Limited Obligation
Revenue (Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	899,883
(University Learning) 7.50% 11/1/40	1,000,000	1,054,530
(Voyageur) 8.00% 7/15/41	1,250,000	1,269,550
Michigan Public Educational Facilities Authority
Revenue (Limited-Obligation-Landmark Academy)
7.00% 12/1/39	950,000	968,915
Minnesota Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,013,830
New Castle County, Delaware Revenue
(Newark Charter School Inc. Project) 5.00% 9/1/36	500,000	474,295
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,616,130
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,222,320
Oregon State Facilities Authority Revenue (College
Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	954,730

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
# Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A
6.125% 9/1/30	$1,000,000	$1,053,800
6.375% 9/1/40	500,000	531,145
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,381,042
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	1,048,150
•(Foundation Indiana University)
Series A 1.039% 7/1/39 (SGI)	2,400,000	1,349,424
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	453,204
6.25% 4/1/37	500,000	508,945
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	745,000	720,639
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,013,200
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,273,305
Private Colleges & Universities Authority, Georgia
Revenue (Mercer University) Series A 5.00% 10/1/32	605,000	619,792
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	910,000	747,265
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,254,240
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,294,025
Wyoming Community Development Authority Student
Housing Revenue (CHF-Wyoming, LLC) 6.50% 7/1/43	1,000,000	1,068,410
Yonkers, New York Economic Development Corporation
Education Revenue (Charter School Educational Excellence)
6.25% 10/15/40	595,000	599,278
		59,446,910

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 23.86%
Abag, California Finance Authority for Nonprofit
Corporations Refunding (Episcopal Senior Communities)
6.125% 7/1/41	$1,650,000	$1,768,586
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	1,005,340
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence Project)
5.875% 7/1/30	1,000,000	1,079,860
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,000,000	1,170,420
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,069,407
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,045,350
California Statewide Communities Development
Authority Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	556,490
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	888,650
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	1,992,308
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,004,620
6.375% 1/1/39	1,000,000	1,077,530
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,085,292
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project)
Series C 7.25% 11/15/29	1,000,000	1,002,270
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,312,525

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hawaii State Department Budget & Finance Special
Purpose Senior Living Revenue (Craigside Project)
Series A 9.00% 11/15/44	$1,000,000	$1,178,830
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,532,220
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,243,840
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,118,630
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,013,750
Indiana Finance Authority Hospital Revenue
(King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	995,420
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,132,500
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,846,075
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	748,766
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	986,010
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,946,547
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,066,420
Lucas County, Ohio Refunding & Improvement
(Luthern Homes) Series A 7.00% 11/1/45	2,000,000	2,146,040
Maine Health & Higher Educational Facilities Authority
Revenue (Maine General Medical Center)
6.75% 7/1/41	1,700,000	1,849,532
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,033,740
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	1,500,000	1,546,935
Missouri State Health & Educational Facilities Authority
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,071,600

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing
Care) 6.25% 2/1/35	$1,500,000	$1,385,205
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,453,126
New Jersey Health Care Facilities Financing
Authority Revenue
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	918,686
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,022,946
(Trinitas Hospital Obligation Group)
Series A 5.25% 7/1/30	1,240,000	1,244,489
New York State Dormitory Authority Revenue
Non State Supported Debt
(New York University Hospitals Center)
Series A 5.75% 7/1/31	910,000	1,016,115
(Orange Regional Medical Center) 6.25% 12/1/37	1,500,000	1,546,830
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,586,910
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	999,940
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,100,000	1,249,347
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,000,000	2,044,800
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	505,090
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38	1,000,000	1,201,930
San Buenaventura, California Revenue (Community
Memorial Health Systems) 7.50% 12/1/41	2,475,000	2,790,711
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	996,389
St. Johns County, Florida Industrial Development
Authority Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	1,066,220

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	$500,000	$551,300
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	2,031,620
Suffolk County, New York Economic Development
Corporation Revenue (Peconic Landing Southland)
6.00% 12/1/40	575,000	618,482
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,094,180
Washington State Health Care Facilities Authority
Revenue (Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,420,138
West Virginia Hospital Finance Authority (Highland
Hospital Obligation Group) 9.125% 10/1/41	2,000,000	2,248,060
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster-
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,010,020
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,016,880
		71,534,917
Housing Revenue Bonds – 1.04%
California Municipal Finance Authority Mobile Home Park
Revenue (Senior - Caritas Projects) Series A
5.50% 8/15/47	1,500,000	1,485,000
6.40% 8/15/45	1,580,000	1,632,835
		3,117,835
Lease Revenue Bonds – 7.09%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	1,000,000	1,082,340
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	996,010
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	550,000	476,812
District of Columbia Revenue (Center of Strategic &
International Studies) 6.625% 3/1/41	1,000,000	1,064,450

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	$2,500,000	$2,829,725
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	754,042
New York City, New York Industrial Development Agency
Special Airport Facilities Revenue (Airis JFK I, LLC
Project) Series A 5.50% 7/1/28 (AMT)	905,000	841,469
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project) 5.75% 11/15/51	7,485,000	8,520,325
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,082,477
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	476,260
Puerto Rico Public Finance Corporation Revenue
(Commonwealth Appropriation) Series B 5.50% 8/1/31	1,880,000	2,044,838
Wise County, Texas (Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,087,050
		21,255,798
§Pre-Refunded Bond – 0.34%
California Statewide Communities Development
Authority Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34-12 (ACA)	1,000,000	1,023,220
		1,023,220
Resource Recovery Revenue Bond – 0.35%
Mission Economic Development, Dallas Texas Clean
Energy Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,050,480
		1,050,480
Special Tax Revenue Bonds – 9.01%
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,786,910
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	986,570
Bonita Canyon, California Public Facilities Financing
Authority (Community Facilities District #98-1)
5.00% 9/1/28	700,000	722,050

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	$2,000,000	$2,161,001
6.50% 7/15/30	1,175,000	1,302,229
Dutchess County, New York Local Development
Corporation Revenue (Anderson Center
Services Inc. Project) 6.00% 10/1/30	2,000,000	2,079,400
@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	615,450
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	655,000	352,652
Lancaster, California Redevelopment Agency Tax
Allocation Revenue (Combined Redevelopment
Project Areas) 6.875% 8/1/39	500,000	535,250
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,632,720
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,127,720
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	1,000,001
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,006,760
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,183,390
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,072,460
Puerto Rico Sales Tax Financing Corporation Tax Revenue
^(Capital Appreciation) Series A 6.75% 8/1/32	730,000	714,728
Series A 5.75% 8/1/37	800,000	895,376
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,183,596
Roseville Westpark, California Community Facilities
District #1 (Special Tax Public Facilities) 5.25% 9/1/37	600,000	559,356
San Mateo, California Special Tax Revenue
(Community Facilities District #2008-1-Bay Meadows)
6.00% 9/1/42	705,000	722,103

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	$1,000,000	$977,030
5.50% 11/1/27	500,000	485,150
St. Louis, Missouri Industrial Development Authority
Tax Increment Revenue Improvement (Grand Center
Redevelopment Project) 6.375% 12/1/25	1,200,000	1,253,892
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	945,000	956,453
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21	1,040,000	689,770
		27,002,017
State General Obligation Bonds – 1.92%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,000,000	2,192,780
State of California Various Purposes 5.00% 9/1/41	1,000,000	1,069,040
State of New York Series A 5.25% 2/15/24	2,000,000	2,506,400
		5,768,220
Transportation Revenue Bonds – 8.77%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,033,338
Subordinate Lien 6.75% 1/1/41	1,000,000	1,069,870
Houston, Texas Airport System Revenue Refunding
Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,104,730
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	1,000,000	1,057,760
New York Liberty Development Corporation Liberty
Revenue (1 World Trade Center) 5.00% 12/15/41	1,000,000	1,097,750
Pennsylvania State Turnpike Commission (Motor License
Fund) Subordinated Series B 5.00% 12/1/41	1,000,000	1,101,710
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,204,115

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transit Partners) 6.00% 1/15/41	$1,000,000	$1,078,340
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,109,170
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,268,466
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,980,069
7.50% 6/30/33	500,000	598,265
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,607,332
		26,310,915
Water & Sewer Revenue Bonds – 0.80%
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Senior Lien Series A
5.25% 7/1/42	520,000	520,744
6.00% 7/1/47	1,730,000	1,866,030
		2,386,774
Total Municipal Bonds (cost $277,352,415)		291,641,584

Short-Term Investments – 1.40%
¤Variable Rate Demand Notes – 1.40%
California State Infrastructure & Economic Development
Bank Revenue (Los Angeles Museum)
Series A 0.08% 9/1/37 (LOC – Wells Fargo Bank)	400,000	400,000
Colorado State Educational & Cultural Facilities Authority
Revenue (Oaks Christian School Project)
0.11% 5/1/33 (LOC – U.S. Bank)	250,000	250,000
Lancaster County, Pennsylvania Hospital Authority
Revenue (Masonic Homes Project)
Series D 0.15% 7/1/34 (LOC – JPMorgan Chase Bank)	550,000	550,000
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (Newcourtland Elder Services
Project) 0.12% 3/1/27 (LOC – PNC Bank)	3,000,000	3,000,000
Total Short-Term Investments (cost $4,200,000)		4,200,000

50

Value

Total Value of Securities – 98.67%
(cost $281,552,415)	$295,841,584
Receivables and Other Assets
Net of Liabilities – 1.33%	3,981,415
Net Assets Applicable to 29,208,472
Shares Outstanding – 100.00%	$299,822,999

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($161,823,807 / 15,817,464 Shares)	$10.23
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($761,255 / 74,272 Shares)	$10.25
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($51,805,375 / 5,042,799 Shares)	$10.27
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($85,432,562 / 8,273,937 Shares)	$10.33

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$289,558,484
Distribution in excess of net investment income	(4,102)
Accumulated net realized loss on investments	(4,020,552)
Net unrealized appreciation of investments	14,289,169
Total net assets	$299,822,999

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $2,589,388, which represented 0.86% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2012, the aggregate value of Rule 144A securities was $1,584,945, which represented 0.53% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

51

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
SGI — Insured by Syncora Guarantee Inc.

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.23
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.71

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

52

Statements of operations
Six Months Ended February 29, 2012 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$15,577,241	$15,119,379	$7,329,267

Expenses:
Management fees	1,703,208	1,976,348	677,553
Distribution expenses – Class A	718,183	667,682	182,284
Distribution expenses – Class B	11,431	993	3,797
Distribution expenses – Class C	158,220	317,422	227,902
Dividend disbursing and transfer
agent fees and expenses	223,015	335,581	93,271
Accounting and administration expenses	124,162	158,441	48,427
Registration fees	52,386	49,873	33,830
Legal fees	27,555	32,235	11,195
Reports and statements to shareholders	20,587	32,739	8,245
Trustees’ fees	16,709	21,241	6,415
Audit and tax	11,606	17,181	11,133
Pricing fees	7,969	11,818	8,863
Custodian fees	6,114	7,771	2,543
Dues and services	5,007	5,109	3,376
Insurance fees	4,843	6,205	2,051
Consulting fees	2,456	2,997	894
Trustees’ expenses	1,447	1,833	558
	3,094,898	3,645,469	1,322,337
Less expenses absorbed or waived	(438,466)	(242,279)	(170,539)
Less waived distribution expenses – Class A	—	(333,841)	—
Less expense paid indirectly	(100)	(120)	(27)
Total operating expenses	2,656,332	3,069,229	1,151,771
Net Investment Income	12,920,909	12,050,150	6,177,496

54

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain:
Net realized gain on investments	$8,724,630	$6,836,557	$571,096
Net change in unrealized appreciation
(depreciation) of investments	25,521,869	23,058,703	15,056,712
Net Realized and Unrealized Gain	34,246,499	29,895,260	15,627,808

Net Increase in Net Assets
Resulting from Operations	$47,167,408	$41,945,410	$21,805,304

See accompanying notes, which are an integral part of the financial statements.

55

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,920,909	$27,971,525
Net realized gain (loss)	8,724,630	(2,115,254)
Net change in unrealized appreciation (depreciation)	25,521,869	(14,131,063)
Net increase in net assets resulting from operations	47,167,408	11,725,208

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,135,007)	(26,383,867)
Class B	(38,626)	(137,957)
Class C	(532,967)	(1,092,256)
Institutional Class	(214,309)	(357,445)
	(12,920,909)	(27,971,525)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,202,103	136,032,754
Class B	232	120,830
Class C	3,233,656	6,817,145
Institutional Class	5,569,160	9,076,630

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,790,476	13,699,555
Class B	26,679	77,774
Class C	402,563	798,168
Institutional Class	129,871	213,566
	26,354,740	166,836,422

56

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(41,889,048)	$(127,465,062)
Class B	(580,107)	(2,707,795)
Class C	(2,155,413)	(6,487,428)
Institutional Class	(2,637,585)	(7,518,826)
	(47,262,153)	(144,179,111)
Increase (decrease) in net assets derived from
capital share transactions	(20,907,413)	22,657,311
Net Increase in Net Assets	13,339,086	6,410,994

Net Assets:
Beginning of period	631,651,120	625,240,126
End of period	$644,990,206	$631,651,120

Undistributed net investment income	$66,895	$66,895

See accompanying notes, which are an integral part of the financial statements.

57

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,050,150	$24,117,514
Net realized gain (loss)	6,836,557	(10,466,464)
Net change in unrealized appreciation (depreciation)	23,058,703	(6,086,618)
Net increase in net assets resulting from operations	41,945,410	7,564,432

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,689,621)	(14,784,211)
Class B	(2,163)	(8,235)
Class C	(683,740)	(1,515,940)
Institutional Class	(4,674,626)	(7,809,145)
	(12,050,150)	(24,117,531)

Capital Share Transactions:
Proceeds from shares sold:
Class A	59,728,333	140,084,853
Class B	2,352	20,903
Class C	11,227,465	14,263,200
Institutional Class	66,711,590	174,138,184

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,980,850	10,808,489
Class B	1,285	4,659
Class C	560,639	1,166,302
Institutional Class	2,512,187	3,678,088
	145,724,701	344,164,678

58

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(58,651,437)	$(175,715,728)
Class B	(128,171)	(273,313)
Class C	(5,169,916)	(18,651,985)
Institutional Class	(40,186,449)	(85,170,855)
	(104,135,973)	(279,811,881)
Increase in net assets derived from
capital share transactions	41,588,728	64,352,797
Net Increase in Net Assets	71,483,988	47,799,698

Net Assets:
Beginning of period	786,683,454	738,883,756
End of period	$858,167,442	$786,683,454

Undistributed net investment income	$16,208	$16,208

See accompanying notes, which are an integral part of the financial statements.

59

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,177,496	$10,417,217
Net realized gain (loss)	571,096	(2,617,378)
Net change in unrealized appreciation (depreciation)	15,056,712	(7,570,920)
Net increase in net assets resulting from operations	21,805,304	228,919

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,709,569)	(6,771,903)
Class B	(16,482)	(38,072)
Class C	(988,341)	(1,767,391)
Institutional Class	(1,427,252)	(1,748,678)
	(6,141,644)	(10,326,044)

Capital Share Transactions:
Proceeds from shares sold:
Class A	28,855,682	69,006,067
Class B	—	721
Class C	9,640,362	20,108,287
Institutional Class	49,981,931	52,126,539

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,832,814	4,714,720
Class B	9,556	21,607
Class C	810,688	1,323,516
Institutional Class	637,310	873,530
	92,768,343	148,174,987

60

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(19,701,614)	$(65,639,157)
Class B	(63,484)	(317,507)
Class C	(6,028,541)	(11,190,907)
Institutional Class	(13,073,419)	(24,642,477)
	(38,867,058)	(101,790,048)
Increase in net assets derived from
capital share transactions	53,901,285	46,384,939
Net Increase in Net Assets	69,564,945	36,287,814

Net Assets:
Beginning of period	230,258,054	193,970,240
End of period	$299,822,999	$230,258,054

Distributions in excess of net investment income	$(4,102)	$(4,103)

See accompanying notes, which are an integral part of the financial statements.

61

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.300	$11.630	$10.890	$10.970	$11.230	$11.570

0.237	0.503	0.522	0.479	0.462	0.466
0.620	(0.330)	0.740	(0.081)	(0.260)	(0.337)
0.857	0.173	1.262	0.398	0.202	0.129

(0.237)	(0.503)	(0.522)	(0.478)	(0.462)	(0.469)
(0.237)	(0.503)	(0.522)	(0.478)	(0.462)	(0.469)

$11.920	$11.300	$11.630	$10.890	$10.970	$11.230

7.66%	1.65%	11.85%	3.91%	1.82%	1.08%

$596,131	$589,175	$581,931	$536,420	$510,822	$735,584
0.80%	0.80%	0.80%	0.84%	0.85%	0.87%

0.94%	0.94%	0.95%	0.97%	0.94%	0.95%
4.13%	4.52%	4.64%	4.60%	4.13%	4.03%

3.99%	4.38%	4.49%	4.47%	4.04%	3.95%
36%	49%	32%	66%	28%	36%

63

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.290	$11.620	$10.880	$10.960	$11.230	$11.570

0.193	0.418	0.437	0.399	0.378	0.378
0.630	(0.330)	0.740	(0.080)	(0.270)	(0.337)
0.823	0.088	1.177	0.319	0.108	0.041

(0.193)	(0.418)	(0.437)	(0.399)	(0.378)	(0.381)
(0.193)	(0.418)	(0.437)	(0.399)	(0.378)	(0.381)

$11.920	$11.290	$11.620	$10.880	$10.960	$11.230

7.36%	0.89%	11.01%	3.13%	0.96%	0.32%

$2,252	$2,682	$5,373	$8,168	$11,812	$17,286
1.56%	1.56%	1.56%	1.60%	1.61%	1.63%

1.70%	1.70%	1.71%	1.73%	1.70%	1.71%
3.37%	3.76%	3.88%	3.84%	3.37%	3.27%

3.23%	3.62%	3.73%	3.71%	3.28%	3.19%
36%	49%	32%	66%	28%	36%

65

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.300	$11.630	$10.890	$10.970	$11.230	$11.570

0.193	0.419	0.437	0.399	0.377	0.378
0.630	(0.330)	0.740	(0.080)	(0.260)	(0.337)
0.823	0.089	1.177	0.319	0.117	0.041

(0.193)	(0.419)	(0.437)	(0.399)	(0.377)	(0.381)
(0.193)	(0.419)	(0.437)	(0.399)	(0.377)	(0.381)

$11.930	$11.300	$11.630	$10.890	$10.970	$11.230

7.35%	0.88%	11.00%	3.13%	0.96%	0.41%

$33,767	$30,552	$30,302	$20,542	$16,641	$16,871
1.56%	1.56%	1.56%	1.60%	1.61%	1.63%

1.70%	1.70%	1.71%	1.73%	1.70%	1.71%
3.37%	3.76%	3.88%	3.84%	3.37%	3.27%

3.23%	3.62%	3.73%	3.71%	3.28%	3.19%
36%	49%	32%	66%	28%	36%

67

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

68

Six Months Ended	Year Ended		12/31/08[2] to
2/29/12[1]	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.380	$11.720	$10.890	$10.020

0.253	0.534	0.549	0.322
0.630	(0.340)	0.830	0.870
0.883	0.194	1.379	1.192

(0.253)	(0.534)	(0.549)	(0.322)
(0.253)	(0.534)	(0.549)	(0.322)

$12.010	$11.380	$11.720	$10.890

7.84%	1.83%	12.84%	12.15%

$12,840	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.60%

0.70%	0.70%	0.71%	0.73%
4.37%	4.76%	4.88%	4.84%

4.23%	4.62%	4.73%	4.71%
36%	49%	32%	66% [4]

69

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.850	$12.110	$11.460	$11.250	$11.210	$11.470

0.179	0.381	0.423	0.388	0.383	0.414
0.440	(0.260)	0.650	0.210	0.041	(0.260)
0.619	0.121	1.073	0.598	0.424	0.154

(0.179)	(0.381)	(0.423)	(0.388)	(0.384)	(0.414)
(0.179)	(0.381)	(0.423)	(0.388)	(0.384)	(0.414)

$12.290	$11.850	$12.110	$11.460	$11.250	$11.210

5.27%	1.10%	9.53%	5.49%	3.83%	1.34%

$467,234	$444,780	$481,004	$459,782	$407,729	$306,215
0.75%	0.75%	0.75%	0.75%	0.75%	0.76%

0.96%	0.98%	1.00%	1.03%	1.03%	1.03%
3.00%	3.27%	3.59%	3.51%	3.38%	3.60%

2.79%	3.04%	3.34%	3.23%	3.10%	3.33%
31%	43%	27%	47%	28%	40%

71

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.840	$12.100	$11.450	$11.240	$11.200	$11.460

0.129	0.282	0.324	0.294	0.287	0.317
0.440	(0.260)	0.650	0.210	0.041	(0.260)
0.569	0.022	0.974	0.504	0.328	0.057

(0.129)	(0.282)	(0.324)	(0.294)	(0.288)	(0.317)
(0.129)	(0.282)	(0.324)	(0.294)	(0.288)	(0.317)

$12.280	$11.840	$12.100	$11.450	$11.240	$11.200

4.83%	0.25%	8.62%	4.61%	2.95%	0.48%

$131	$249	$511	$861	$1,272	$1,786
1.60%	1.60%	1.60%	1.60%	1.60%	1.61%

1.66%	1.68%	1.70%	1.73%	1.73%	1.73%
2.15%	2.42%	2.74%	2.66%	2.53%	2.75%

2.09%	2.34%	2.64%	2.53%	2.40%	2.63%
31%	43%	27%	47%	28%	40%

73

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six Months Ended			Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.850	$12.110	$11.450	$11.240	$11.200	$11.470

0.129	0.282	0.323	0.294	0.287	0.317
0.440	(0.260)	0.660	0.210	0.041	(0.270)
0.569	0.022	0.983	0.504	0.328	0.047

(0.129)	(0.282)	(0.323)	(0.294)	(0.288)	(0.317)
(0.129)	(0.282)	(0.323)	(0.294)	(0.288)	(0.317)

$12.290	$11.850	$12.110	$11.450	$11.240	$11.200

4.83%	0.25%	8.70%	4.60%	2.95%	0.39%

$69,377	$60,398	$65,343	$40,232	$24,880	$28,237
1.60%	1.60%	1.60%	1.60%	1.60%	1.61%

1.66%	1.68%	1.70%	1.73%	1.73%	1.73%
2.15%	2.42%	2.74%	2.66%	2.53%	2.75%

2.09%	2.34%	2.64%	2.53%	2.40%	2.63%
31%	43%	27%	47%	28%	40%

75

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

76

Six Months Ended	Year Ended		12/31/08[2] to
2/29/12[1]	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.970	$12.230	$11.460	$10.800

0.190	0.402	0.424	0.269
0.440	(0.260)	0.770	0.660
0.630	0.142	1.194	0.929

(0.190)	(0.402)	(0.424)	(0.269)
(0.190)	(0.402)	(0.424)	(0.269)

$12.410	$11.970	$12.230	$11.460

5.31%	1.28%	10.62%	8.68%

$321,425	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%

0.66%	0.68%	0.70%	0.73%
3.15%	3.42%	3.74%	3.65%

3.09%	3.34%	3.64%	3.52%
31%	43%	27%	47% [4]

77

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$9.620	$10.090	$8.920	$9.510	$10.030	$10.320

0.250	0.479	0.513	0.505	0.484	0.482
0.609	(0.474)	1.169	(0.595)	(0.520)	(0.290)
0.859	0.005	1.682	(0.090)	(0.036)	0.192

(0.249)	(0.475)	(0.512)	(0.500)	(0.484)	(0.482)
(0.249)	(0.475)	(0.512)	(0.500)	(0.484)	(0.482)

$10.230	$9.620	$10.090	$8.920	$9.510	$10.030

9.05%	0.23%	19.29%	(0.38% )	(0.37% )	1.82%

$161,824	$140,629	$139,628	$68,812	$67,762	$65,143
0.85%	0.85%	0.85%	0.90%	0.90%	0.91%

0.99%	1.01%	1.04%	1.08%	1.04%	1.03%
5.10%	5.03%	5.24%	6.06%	4.94%	4.66%

4.96%	4.87%	5.05%	5.88%	4.80%	4.54%
29%	57%	37%	67%	24%	37%

79

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$9.640	$10.110	$8.940	$9.530	$10.050	$10.350

0.214	0.408	0.442	0.440	0.410	0.404
0.609	(0.474)	1.169	(0.592)	(0.520)	(0.300)
0.823	(0.066)	1.611	(0.152)	(0.110)	0.104

(0.213)	(0.404)	(0.441)	(0.438)	(0.410)	(0.404)
(0.213)	(0.404)	(0.441)	(0.438)	(0.410)	(0.404)

$10.250	$9.640	$10.110	$8.940	$9.530	$10.050

8.63%	(0.51% )	18.37%	(1.11% )	(1.12% )	0.96%

$761	$768	$1,118	$1,448	$3,135	$5,972
1.60%	1.60%	1.60%	1.65%	1.65%	1.66%

1.74%	1.76%	1.79%	1.83%	1.79%	1.78%
4.35%	4.28%	4.49%	5.31%	4.19%	3.91%

4.21%	4.12%	4.30%	5.13%	4.05%	3.79%
29%	57%	37%	67%	24%	37%

81

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$9.660	$10.130	$8.960	$9.550	$10.070	$10.360

0.214	0.409	0.442	0.441	0.410	0.404
0.609	(0.474)	1.169	(0.592)	(0.520)	(0.290)
0.823	(0.065)	1.611	(0.151)	(0.110)	0.114

(0.213)	(0.405)	(0.441)	(0.439)	(0.410)	(0.404)
(0.213)	(0.405)	(0.441)	(0.439)	(0.410)	(0.404)

$10.270	$9.660	$10.130	$8.960	$9.550	$10.070

8.62%	(0.51% )	18.33%	(1.11% )	(1.12% )	1.06%

$51,805	$44,497	$36,384	$7,770	$6,998	$4,848
1.60%	1.60%	1.60%	1.65%	1.65%	1.66%

1.74%	1.76%	1.79%	1.83%	1.79%	1.78%
4.35%	4.28%	4.49%	5.31%	4.19%	3.91%

4.21%	4.12%	4.30%	5.13%	4.05%	3.79%
29%	57%	37%	67%	24%	37%

83

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

84

Six Months Ended	Year Ended		12/31/08[2] to
2/29/12[1]	8/31/11	8/31/10	8/31/09
(Unaudited)
$9.710	$10.190	$8.930	$7.590

0.265	0.506	0.534	0.342
0.619	(0.484)	1.259	1.338
0.884	0.022	1.793	1.680

(0.264)	(0.502)	(0.533)	(0.340)
(0.264)	(0.502)	(0.533)	(0.340)

$10.330	$9.710	$10.190	$8.930

9.23%	0.41%	20.55%	22.55%

$85,433	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.65%

0.74%	0.76%	0.79%	0.85%
5.35%	5.28%	5.49%	6.41%

5.21%	5.12%	5.30%	6.21%
29%	57%	37%	67% [4]

85

Notes to financial statements
Delaware National Tax-Free Funds	February 29, 2012 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

86

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

87

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended February 29, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 29, 2012, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$100	$120	$27

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

88

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursement apply only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 29, 2012, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$15,612	$19,922	$6,089

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992.

89

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 28, 2012 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 29, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$204,956	$289,499	$94,589
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	14,387	18,963	6,363
Distribution fees payable
to DDLP	144,436	109,150	70,899
Other expenses payable to
DMC and affiliates*	13,611	22,874	10,339

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$9,122	$11,609	$3,511

For the six months ended February 29, 2012, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$20,592	$10,916	$30,609

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For the six months ended February 29, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$1,502	$ 42	$3,886
Class B	7	—	—
Class C	501	539	69

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$227,915,657	$285,390,629	$121,855,509
Sales	248,036,772	244,943,723	72,419,037

At February 29, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$585,608,407	$787,446,651	$281,382,406
Aggregate unrealized
appreciation	$59,114,483	$63,919,573	$17,898,009
Aggregate unrealized
depreciation	(4,640,046)	(875,595)	(3,438,831)
Net unrealized appreciation	$54,474,437	$63,043,978	$14,459,178

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

91

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2012:

Delaware Tax-Free
USA Fund
Level 2
Municipal Bonds	$637,982,844
Short-Term Investments	2,100,000
Total	$640,082,844

Delaware Tax-Free
USA Intermediate Fund
Level 2
Municipal Bonds	$838,895,629
Short-Term Investments	11,595,000
Total	$850,490,629

Delaware National High-Yield
Municipal Bond Fund
Level 2
Municipal Bonds	$291,641,584
Short-Term Investments	4,200,000
Total	$295,841,584

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There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended February 29, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2012 and the year ended August 31, 2011 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/29/12*
Tax-exempt income	$12,899,163	$12,042,740	$ 6,120,406
Ordinary income	21,746	7,410	21,238
Total	$12,920,909	$12,050,150	$ 6,141,644

Year ended 8/31/11
Tax-exempt income	$27,613,447	$24,114,589	$10,263,369
Ordinary income	358,078	2,942	62,675
Total	$27,971,525	$24,117,531	$10,326,044

*Tax information for the period ended February 29, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2012, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$591,101,975	$804,436,471	$289,558,484
Distributions payable	(490,878)	(469,523)	(264,242)
Undistributed tax-exempt
income	557,773	485,731	260,140
Realized gains (losses)
9/1/11 – 2/29/12	3,103,722	(3,900,261)	(2,479,383)
Capital loss carryforward
as of 8/31/11	(3,756,823)	(5,428,954)	(1,711,178)
Unrealized appreciation
of investments	54,474,437	63,043,978	14,459,178
Net assets	$644,990,206	$858,167,442	$299,822,999

93

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payables and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2012, Delaware National High-Yield Municipal Bond Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(35,851)
Accumulated net realized loss	35,851

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2012	$—	$—	$980,742
2015	—	—	355,701
2017	3,756,823	5,428,954	374,735
Total	$3,756,823	$5,428,954	$1,711,178

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended February 29, 2012, the Funds has capital gains (losses) which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free USA Fund	$ 3,103,722
Delaware Tax-Free USA Intermediate Fund	(3,900,261)
Delaware National High-Yield Municipal Bond Fund	(2,479,383)

94

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	884,886	12,484,657	4,967,592	12,048,279	2,909,975	7,142,758
Class B	20	10,773	191	1,840	—	78
Class C	279,242	611,323	932,018	1,214,750	965,164	2,060,169
Institutional Class	471,693	812,097	5,503,425	14,735,456	4,957,221	5,438,319

Shares issued upon reinvestment of dividends and distributions:
Class A	586,985	1,230,916	414,285	927,646	286,529	496,359
Class B	2,309	6,978	107	399	966	2,268
Class C	34,782	71,693	46,659	100,157	81,645	139,022
Institutional Class	11,129	19,047	206,891	312,696	63,786	91,520
	2,271,046	15,247,484	12,071,168	29,341,223	9,265,286	15,370,493

Shares repurchased:
Class A	(3,623,865)	(11,598,972)	(4,898,764)	(15,161,183)	(1,999,086)	(6,856,305)
Class B	(50,860)	(242,438)	(10,679)	(23,446)	(6,422)	(33,245)
Class C	(186,297)	(584,014)	(430,440)	(1,613,958)	(610,672)	(1,183,041)
Institutional Class	(225,825)	(670,596)	(3,315,458)	(7,248,874)	(1,316,791)	(2,613,360)
	(4,086,847)	(13,096,020)	(8,655,341)	(24,047,461)	(3,932,971)	(10,685,951)
Net increase
(decrease)	(1,815,801)	2,151,464	3,415,827	5,293,762	5,332,315	4,684,542

For the six months ended February 29, 2012 and the year ended August 31, 2011, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/29/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	25,358	25,423	$289,414	118,554	118,448	$1,326,828
Delaware Tax-Free
USA Intermediate Fund	3,938	3,931	47,277	6,359	6,353	73,094
Delaware National High-Yield
Municipal Bond Fund	1,713	1,721	16,863	12,827	12,848	121,021

95

Notes to financial statements
Delaware National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of February 29, 2012 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 29, 2012, 2.83% of Delaware Tax-Free USA Fund’s net assets, 7.43% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 2.41% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

As of February 29, 2012, Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and New York which constituted approximately 11.68% and 22.60%, respectively, of the Fund’s portfolio. As of February 29, 2012, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the state of New York which constituted approximately 14.04% of the Fund’s portfolio. As of February 29, 2012, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 11.57%, 12.97%, and 11.55%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating

96

organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

97

Notes to financial statements
Delaware National Tax-Free Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2012 that would require recognition or disclosure in the Funds’ financial statements.

98

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Tax-Free Fund and Voyageur Mutual Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

99

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

100

Semiannual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

February 29, 2012

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

Manage your investments online

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	9
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	62
Notes to financial statements	92
Other Fund information	106
About the organization	108

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2011 to February 29, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2011 to February 29, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,062.10	0.84%	$4.31
Class B	1,000.00	1,058.20	1.59%	8.14
Class C	1,000.00	1,058.10	1.59%	8.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.96	1.59%	7.97
Class C	1,000.00	1,016.96	1.59%	7.97

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,084.40	0.82%	$4.25
Class B	1,000.00	1,080.20	1.57%	8.12
Class C	1,000.00	1,080.30	1.57%	8.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class B	1,000.00	1,017.06	1.57%	7.87
Class C	1,000.00	1,017.06	1.57%	7.87

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,076.40	0.84%	$4.34
Class B	1,000.00	1,072.40	1.59%	8.19
Class C	1,000.00	1,073.20	1.59%	8.20
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.96	1.59%	7.97
Class C	1,000.00	1,016.96	1.59%	7.97

2

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,053.00	0.88%	$4.49
Class B	1,000.00	1,048.30	1.63%	8.30
Class C	1,000.00	1,049.10	1.63%	8.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.49	0.88%	$4.42
Class B	1,000.00	1,016.76	1.63%	8.17
Class C	1,000.00	1,016.76	1.63%	8.17

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,073.90	0.80%	$4.13
Class B	1,000.00	1,070.00	1.55%	7.98
Class C	1,000.00	1,070.00	1.55%	7.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class B	1,000.00	1,017.16	1.55%	7.77
Class C	1,000.00	1,017.16	1.55%	7.77

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	100.57%
Corporate Revenue Bonds	12.57%
Education Revenue Bonds	13.81%
Electric Revenue Bonds	4.81%
Healthcare Revenue Bonds	17.87%
Lease Revenue Bonds	10.19%
Local General Obligation Bonds	3.41%
Pre-Refunded Bonds	2.53%
Special Tax Revenue Bonds	23.91%
State & Territory General Obligation Bonds	2.65%
Transportation Revenue Bonds	6.05%
Water & Sewer Revenue Bonds	2.77%
Total Value of Securities	100.57%
Liabilities Net of Receivables and Other Assets	(0.57%)
Total Net Assets	100.00%

4

Delaware Tax-Free California Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.44%
Corporate Revenue Bonds	8.62%
Education Revenue Bonds	9.32%
Electric Revenue Bonds	5.33%
Healthcare Revenue Bonds	17.96%
Housing Revenue Bonds	4.49%
Lease Revenue Bonds	6.17%
Local General Obligation Bonds	7.60%
Pre-Refunded Bonds	5.12%
Resource Recovery Revenue Bond	1.21%
Special Tax Revenue Bonds	19.07%
State & Territory General Obligation Bonds	7.48%
Transportation Revenue Bonds	3.13%
Water & Sewer Revenue Bonds	2.94%
Short-Term Investment	0.12%
Total Value of Securities	98.56%
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%

5

Security type/sector allocations
Delaware Tax-Free Colorado Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.95%
Corporate Revenue Bond	1.30%
Education Revenue Bonds	8.51%
Electric Revenue Bonds	6.65%
Healthcare Revenue Bonds	27.45%
Housing Revenue Bonds	2.76%
Lease Revenue Bonds	3.87%
Local General Obligation Bonds	14.10%
Pre-Refunded Bonds	6.02%
Special Tax Revenue Bonds	15.96%
State & Territory General Obligation Bonds	4.59%
Transportation Revenue Bonds	7.15%
Water & Sewer Revenue Bonds	0.59%
Short-Term Investments	0.67%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

6

Delaware Tax-Free Idaho Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.25%
Corporate Revenue Bonds	6.29%
Education Revenue Bonds	10.24%
Electric Revenue Bonds	4.55%
Healthcare Revenue Bonds	6.37%
Housing Revenue Bonds	3.33%
Lease Revenue Bonds	7.11%
Local General Obligation Bonds	20.92%
Pre-Refunded Bonds	3.37%
Special Tax Revenue Bonds	23.48%
State & Territory General Obligation Bonds	3.90%
Transportation Revenue Bonds	8.51%
Water & Sewer Revenue Bonds	1.18%
Short-Term Investments	1.51%
Total Value of Securities	100.76%
Liabilities Net of Receivables and Other Assets	(0.76%)
Total Net Assets	100.00%

7

Security type/sector allocations
Delaware Tax-Free New York Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	96.87%
Corporate Revenue Bonds	7.60%
Education Revenue Bonds	21.78%
Electric Revenue Bonds	3.11%
Healthcare Revenue Bonds	14.65%
Housing Revenue Bonds	1.18%
Lease Revenue Bonds	14.31%
Local General Obligation Bonds	5.54%
Pre-Refunded Bonds	1.19%
Special Tax Revenue Bonds	15.14%
State & Territory General Obligation Bonds	4.05%
Transportation Revenue Bonds	5.73%
Water & Sewer Revenue Bonds	2.59%
Short-Term Investment	0.77%
Total Value of Securities	97.64%
Receivables and Other Assets Net of Liabilities	2.36%
Total Net Assets	100.00%

8

Statements of net assets
Delaware Tax-Free Arizona Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 100.57%
Corporate Revenue Bonds – 12.57%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$2,014,540
•Series B 5.20% 6/1/43	1,500,000	1,653,105
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,714,485
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	784,335
Series A 4.95% 10/1/20	1,450,000	1,555,792
Series A 5.25% 10/1/40	3,400,000	3,489,658
Salt Verde Financial Senior Gas Revenue 5.00% 12/1/37	2,250,000	2,253,195
		13,465,110
Education Revenue Bonds – 13.81%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,623,525
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,097,080
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,091,230
Arizona State University Series C 5.50% 7/1/25	330,000	401,455
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.125% 5/15/40	1,305,000	1,364,495
Northern Arizona University
5.00% 6/1/36	475,000	512,748
5.00% 6/1/41	1,240,000	1,328,610
Phoenix Industrial Development Authority
(Greater Hearts Academies Project)
6.30% 7/1/42	500,000	505,075
6.40% 7/1/47	500,000	505,475
Pima County Industrial Development Authority Educational
Revenue (Tucson Country Day School Project)
5.00% 6/1/37	1,500,000	1,227,300
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	2,000,000	2,026,720

9

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	$1,000,000	$1,005,850
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	85,817
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	1,019,270
		14,794,650
Electric Revenue Bonds – 4.81%
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	1,500,000	1,809,240
Pinal County Electric District #3 Refunding 5.25% 7/1/41	2,000,000	2,161,540
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,186,160
		5,156,940
Healthcare Revenue Bonds – 17.87%
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	1,500,000	1,615,755
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,175,828
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,313,638
5.50% 7/1/26	1,000,000	1,054,970
6.00% 7/1/39	2,500,000	2,809,200
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,135,000	2,370,832
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,269,775
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,664,475
6.50% 7/1/39	2,500,000	2,840,324
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,030,180
		19,144,977

10

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 10.19%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates (Administration
Building Project) 5.00% 7/1/32	$1,000,000	$1,044,480
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,738,530
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	589,461
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,490
Phoenix Industrial Development Authority Lease Revenue
(Capitol Mall II, LLC Project) 5.00% 9/15/28 (AMBAC)	2,000,000	2,001,540
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,599,960
5.375% 7/1/39	1,500,000	1,606,815
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,337,453
		10,920,729
Local General Obligation Bonds – 3.41%
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series B 5.375% 7/1/28	1,350,000	1,539,216
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,018,470
• Gila County Unified School District #10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	1,093,410
		3,651,096
§Pre-Refunded Bonds – 2.53%
Arizona Water Infrastructure Finance Authority
(Water Quality) Series A 5.00% 10/1/21-16	1,000,000	1,199,360
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,542
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31-13 (NATL-RE) (IBC)	1,460,000	1,505,085
		2,709,987

11

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 23.91%
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities) Series A
5.00% 7/1/28 (NATL-RE)	$1,345,000	$1,401,920
Arizona Transportation Board
(Maricopa County Regional Area Road)
5.00% 7/1/25	1,000,000	1,186,170
Series A 5.00% 7/1/29	1,115,000	1,278,492
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	875,000	875,910
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,413,975
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	591,897
5.25% 1/1/36	705,000	784,249
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	823,000	853,640
Mesa Street & Highway Revenue 5.00% 7/1/20 (AGM)	1,000,000	1,196,660
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements)
Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,132,780
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,719,214
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series C
5.50% 7/1/25 (AMBAC)	455,000	511,934
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	960,000	939,917
Series A 5.00% 8/1/26	1,100,000	1,213,267
Series A 5.00% 8/1/40	1,250,000	1,355,975
Series A 5.00% 8/1/46	1,500,000	1,613,580
^Series A 5.03% 8/1/44 (NATL-RE)	3,885,000	658,508
^Series A 5.04% 8/1/45 (NATL-RE)	3,980,000	634,730
Series A 5.375% 8/1/39	850,000	919,964
Series A 5.50% 8/1/42	1,000,000	1,089,970
Series A 5.75% 8/1/37	580,000	649,148
Series A 6.50% 8/1/44	1,250,000	1,472,200
Series A-1 5.00% 8/1/43	1,060,000	1,128,359

12

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District #1 5.00% 1/1/32	$1,000,000	$1,001,990
		25,624,449
State & Territory General Obligation Bonds – 2.65%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,000,000	2,192,780
Series E 5.375% 7/1/30	600,000	644,130
		2,836,910
Transportation Revenue Bonds – 6.05%
Arizona State Transportation Board Highway Revenue
Subordinated Series A 5.00% 7/1/23	1,000,000	1,093,570
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,374,213
(Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,004,950
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	3,011,640
		6,484,373
Water & Sewer Revenue Bonds – 2.77%
Arizona Water Infrastructure Finance Authority
(Water Quality) Series A 5.00% 10/1/25	1,000,000	1,249,780
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	1,000,000	1,172,460
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(Senior Lien) Series A
5.25% 7/1/42	220,000	220,315
6.00% 7/1/47	305,000	328,982
		2,971,537
Total Municipal Bonds (cost $100,638,560)		107,760,758

Total Value of Securities – 100.57%
(cost $100,638,560)		107,760,758
Liabilities Net of Receivables and
Other Assets – (0.57%)		(614,181)
Net Assets Applicable to 9,074,040
Shares Outstanding – 100.00%		$107,146,577

13

Statements of net assets
Delaware Tax-Free Arizona Fund

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($99,737,520 / 8,448,051 Shares)	$11.81
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($625,435 / 52,937 Shares)	$11.81
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($6,783,622 / 573,052 Shares)	$11.84

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$99,701,505
Undistributed net investment income	25,308
Accumulated net realized gain on investments	297,566
Net unrealized appreciation of investments	7,122,198
Total net assets	$107,146,577

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
IBC — Insured Bond Certificate
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

14

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.81
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

15

Statements of net assets
Delaware Tax-Free California Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.44%
Corporate Revenue Bonds – 8.62%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$521,735
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,154,070
Golden State Tobacco Securitization Corporate
Settlement Revenue
5.00% 6/1/45 (AMBAC)	950,000	953,183
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	2,000,000	1,384,640
5.75% 6/1/47	2,500,000	1,920,325
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,233,620
Series C 6.50% 11/1/39	500,000	616,810
		7,784,383
Education Revenue Bonds – 9.32%
California Educational Facilities Authority Revenue
(Chapman University) 5.00% 4/1/31	500,000	546,335
(Woodbury University) 5.00% 1/1/36	1,000,000	875,120
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	871,370
California Municipal Finance Authority Revenue
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,228,065
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	850,704
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	950,350
(Irvine Campus) 5.375% 5/15/38	1,000,000	1,044,600
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	1,015,160
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,039,050
		8,420,754

16

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 5.33%
Anaheim Public Financing Authority Electric System District
Facilities Series A 5.00% 10/1/25	$800,000	$944,008
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	958,289
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	587,535
Series B 5.00% 11/1/36	250,000	269,008
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,159,019
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	901,920
		4,819,779
Healthcare Revenue Bonds – 17.96%
Abag Finance Authority for Nonprofit Corporations
Refunding (Episcopal Senior Communities)
6.125% 7/1/41	850,000	911,090
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,164,499
Series A 5.00% 8/1/26	300,000	339,132
Series A 5.00% 8/1/27	300,000	336,771
Series A 5.00% 8/1/28	250,000	278,648
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	980,625
Series E 5.625% 7/1/25	1,000,000	1,142,690
Series G 5.25% 7/1/23	1,000,000	1,078,760
(Scripps Health Care) Series A 5.00% 11/15/40	850,000	925,293
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,108,610
(Stanford Hospital) Series A-2 5.25%11/15/40	600,000	661,098
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,144,670
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	475,000	475,318
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente)
Series A 5.00% 4/1/19	1,000,000	1,197,339
Series B 5.25% 3/1/45	1,000,000	1,037,780
(Southern California Senior Living) 7.25% 11/15/41	500,000	556,490
(Trinity Health) 5.00% 12/1/41	1,000,000	1,080,480
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	919,260

17

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	$785,000	$885,135
		16,223,688
Housing Revenue Bonds – 4.49%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	995,000	1,028,273
• California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,011,620
Palm Springs Mobile Home Park Revenue
(Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	1,012,090
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,870
		4,055,853
Lease Revenue Bonds – 6.17%
California State Public Works Board Lease Revenue
(General Services) Series A 6.25% 4/1/34	1,000,000	1,153,980
Elsinore Valley Municipal Water District Certificates of
Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,140,960
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,068,014
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,048,550
San Mateo Joint Powers Financing Authority Lease
Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,163,950
		5,575,454
Local General Obligation Bonds – 7.60%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	1,000,000	539,430
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	947,848
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,138,870
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	545,005
18

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Grossmont Union High School District Election 2004
5.00% 8/1/23 (NATL-RE)	$500,000	$564,375
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	881,672
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,141,240
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,111,130
		6,869,570
§Pre-Refunded Bonds – 5.12%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,183
Prerefunded 2010 (Water System)
5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	264,338
California Statewide Communities Development
Authority Revenue
(Citrus Gardens Apartments Project)
Series D1 5.375% 7/1/32-12	1,000,000	1,037,810
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34-12 (ACA)	985,000	1,007,872
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	64,075
Golden State Tobacco Securitization
Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,065,570
5.625% 6/1/33-13	1,000,000	1,067,139
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	113,724
		4,625,711
Resource Recovery Revenue Bond – 1.21%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,088,340
		1,088,340

19

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 19.07%
Bonita Canyon Public Facilities Financing Authority Revenue
(Community Facilities District #98-1) 5.00% 9/1/28	$800,000	$825,200
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	941,109
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	944,770
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,050,690
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	466,695
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	535,250
@ Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	921,660
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	271,504
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A
5.00% 8/1/40	945,000	1,025,117
5.25% 8/1/27	1,000,000	1,132,690
5.50% 8/1/37	835,000	910,709
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	646,193
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	863,160
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,060,130
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	466,130
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,024,539
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,043,350
San Mateo Special Tax Revenue
(Community Facilities District #200) 6.00% 9/1/42	800,000	819,408
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	754,018

20

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	$500,000	$526,810
		17,229,132
State & Territory General Obligation Bonds – 7.48%
California State Various Purposes
5.00% 9/1/41	1,525,000	1,630,286
5.00% 10/1/41	225,000	240,638
5.25% 3/1/30	1,000,000	1,122,380
5.25% 11/1/40	1,000,000	1,091,170
6.00% 3/1/33	1,000,000	1,199,100
6.00% 4/1/38	515,000	597,472
Puerto Rico Commonwealth Public Improvement Series A
5.75% 7/1/41	800,000	877,112
		6,758,158
Transportation Revenue Bonds – 3.13%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27	800,000	922,600
Port Oakland Revenue Un-Refunded Series L
5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	906,607
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,070
		2,830,277
Water & Sewer Revenue Bonds – 2.94%
California State Department of Water Resources
Systems Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	960,633
Un-Refunded 2010 Series X
5.00% 12/1/29 (NATL-RE) (FGIC)	740,000	761,667
San Francisco City & County Public Utilities Commission
Water Revenue Series B 5.00% 11/1/26	800,000	937,408
		2,659,708
Total Municipal Bonds (cost $82,870,493)		88,940,807

21

Statements of net assets
Delaware Tax-Free California Fund

	Number of shares	Value
Short-Term Investment – 0.12%
Money Market Mutual Fund – 0.12%
Federated California Municipal Cash Trust	108,950	$108,950
Total Short-Term Investment (cost $108,950)		108,950

Total Value of Securities – 98.56%
(cost $82,979,443)		89,049,757
Receivables and Other Assets
Net of Liabilities – 1.44%		1,304,011
Net Assets Applicable to 7,618,820
Shares Outstanding – 100.00%		$90,353,768

Net Asset Value – Delaware Tax-Free California Fund
Class A ($72,753,238 / 6,136,824 Shares)		$11.86
Net Asset Value – Delaware Tax-Free California Fund
Class B ($922,286 / 77,474 Shares)		$11.90
Net Asset Value – Delaware Tax-Free California Fund
Class C ($16,678,244 / 1,404,522 Shares)		$11.87

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$84,919,181
Undistributed net investment income		18,780
Accumulated net realized loss on investments		(654,507)
Net unrealized appreciation of investments		6,070,314
Total net assets		$90,353,768

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $921,660, which represented 1.02% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

22

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$11.86
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

23

Statements of net assets
Delaware Tax-Free Colorado Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.95%
Corporate Revenue Bond – 1.30%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$3,126,700
		3,126,700
Education Revenue Bonds – 8.51%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	1,006,130
5.00% 9/1/35 (AMBAC)	1,000,000	1,018,500
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (SGI)	2,280,000	2,312,148
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,003,690
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,757,591
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,597,267
(Pinnacle Charter School Project) 5.00% 6/1/33 (SGI)	2,170,000	2,176,770
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,988,832
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	428,281
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,229,600
		20,518,809
Electric Revenue Bonds – 6.65%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,639,513
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,244,045
5.00% 6/1/29	2,355,000	2,705,448
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,557,296
Series ZZ 5.25% 7/1/26	3,500,000	3,905,964
		16,052,266

24

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 27.45%
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	$400,000	$416,296
Series D 5.00% 12/1/23 (AGM)	2,775,000	3,077,919
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,511,620
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	1,019,690
Series A 5.00% 7/1/39	1,540,000	1,619,510
Series A 5.00% 2/1/41	2,250,000	2,383,583
Series A 5.25% 2/1/33	1,000,000	1,108,430
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,101,780
Series D 6.25% 10/1/33	2,000,000	2,324,260
(Christian Living Community Project)
6.375% 1/1/41	1,000,000	1,046,140
Series A 5.75% 1/1/37	1,500,000	1,501,740
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	5,032,849
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,010,120
Series A 5.25% 6/1/34	2,750,000	2,780,333
Series A 6.125% 6/1/38	5,250,000	5,411,857
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,036,110
(Sisters Leavenworth)
Series A 5.00% 1/1/40	1,000,000	1,049,840
Series B 5.25% 1/1/25	2,500,000	2,908,250
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,622,643
6.25% 11/15/40	750,000	816,863
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,479,969
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,063,330
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,782,150
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,127,920
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,633,950
Series A 4.75% 12/1/36	1,500,000	1,466,775
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Auxilio Mutuo Series A 6.00% 7/1/33	2,950,000	3,275,857

25

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	$2,690,000	$2,755,932
6.00% 11/15/29	2,460,000	2,833,748
		66,199,464
Housing Revenue Bonds – 2.76%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,592,162
(Single Family Mortgage) Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	1,195,000	1,241,127
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	720,000	785,729
4.50% 11/1/23 (FHLMC)	740,000	805,964
Puerto Rico Housing Finance Authority
Subordinate (Capital Fund Modernization)
5.125% 12/1/27	2,040,000	2,222,049
		6,647,031
Lease Revenue Bonds – 3.87%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,635,867
Colorado Building Excellent Schools Today Certificates of
Participation Series G 5.00% 3/15/32	2,000,000	2,234,940
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,730,200
Regional Transportation District Certificates of
Participation Series A 5.375% 6/1/31	1,540,000	1,727,202
		9,328,209
Local General Obligation Bonds – 14.10%
Arapahoe County Water & Wastewater Public
Improvement District
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,583,539
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,839,964
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,159,801
Denver City & County School Refunding District #1
4.00% 12/1/28	2,500,000	2,731,025

26

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	$350,000	$363,167
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,411,354
Douglas County School District #1
(Douglas & Elbert Counties)
5.00% 12/15/22	1,175,000	1,466,835
Garfield County School District #2
5.00% 12/1/25 (AGM)	2,280,000	2,638,439
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,837,522
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,601,852
Ignacio School District #11JT
5.00% 12/1/28	1,420,000	1,679,022
5.00% 12/1/29	820,000	963,467
5.00% 12/1/31	835,000	969,552
Jefferson County School District #1 5.25% 12/15/24	2,500,000	3,276,650
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,016,640
District #2 5.50% 12/15/37	1,200,000	1,089,588
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,576,385
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (SGI)	500,000	501,835
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,294,481
		34,001,118
§Pre-Refunded Bonds – 6.02%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28-18	2,500,000	3,307,249
Colorado Educational & Cultural Facilities
Authority Revenue
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,134,860
Colorado Health Facilities Authority Revenue
(Adventist Health) 5.125% 11/15/24-16	75,000	90,947
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	2,355,000	2,748,544

27

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
El Paso County Certificates of Participation
(Detention Facilities Project)
Series B 5.00% 12/1/27-12 (AMBAC)	$1,500,000	$1,554,825
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,878,884
Garfield Pitkin & Eagle Counties School District #1
(Roaring Fork)
Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,692,930
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,081,160
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	27,711
		14,517,110
Special Tax Revenue Bonds – 15.96%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM)	2,040,000	2,327,048
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	1,860,000	1,354,378
Denver City & County Justice System Facilities
5.00% 8/1/21	1,500,000	1,757,340
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,495,000	3,480,286
Denver International Business Center
Metropolitan District #1
5.375% 12/1/35	1,750,000	1,831,935
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	1,250,000	1,357,563
5.25% 1/1/36	1,675,000	1,863,287
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	950,380
5.35% 12/1/31	720,000	707,018

28

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Series A 5.25% 8/1/27	$1,100,000	$1,245,959
Series A 5.50% 8/1/42	1,500,000	1,634,955
Series A 5.75% 8/1/37	2,620,000	2,932,356
Series A-1 5.00% 8/1/43	1,770,000	1,884,147
Series C 5.00% 8/1/40	2,500,000	2,711,950
Series C 5.00% 8/1/46	5,500,000	5,916,460
Series C 5.50% 8/1/40	1,000,000	1,095,470
Ω(Convertible Capital Appreciation Bonds)
Series A 6.75% 8/1/32	1,345,000	1,316,863
Regional Transportation District Sales Tax Revenue
(Fastracks Project)
Series 5.00% 11/1/28 (AMBAC)	2,500,000	2,879,300
Series A 5.25% 11/1/18	1,000,000	1,252,370
		38,499,065
State & Territory General Obligation Bonds – 4.59%
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/21	4,000,000	4,125,360
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,220,000	1,391,483
Series A 5.75% 7/1/41	3,850,000	4,221,101
Series E 5.375% 7/1/30	1,250,000	1,341,938
		11,079,882
Transportation Revenue Bonds – 7.15%
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,195,440
Series A 5.25% 11/15/36	2,500,000	2,772,800
Series B 5.00% 11/15/33 (SGI)	2,000,000	2,039,780
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	737,803
5.375% 9/1/26	2,000,000	2,138,580
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	4,700,000	4,785,681
Regional Transportation District Revenue
(Denver Transit Partners) 6.00% 1/15/41	2,400,000	2,588,016
		17,258,100

29

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.59%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	$250,000	$289,888
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,141,450
		1,431,338
Total Municipal Bonds (cost $222,553,474)		238,659,092

	Number of shares
Short-Term Investments – 0.67%
Money Market Mutual Fund – 0.59%
Dreyfus Cash Management Fund	1,408,470	1,408,470
		1,408,470

	Principal amount
¤Variable Rate Demand Notes – 0.08%
Colorado Educational & Cultural Facilities Authority
(Various National Jewish Federal) Series C4
0.10% 6/1/37 (LOC-U.S. Bank N.A.)	$200,000	200,000
		200,000
Total Short-Term Investments (cost $1,608,470)		1,608,470

Total Value of Securities – 99.62%
(cost $224,161,944)		240,267,562
Receivables and Other Assets
Net of Liabilities – 0.38%		924,100
Net Assets Applicable to 20,998,240
Shares Outstanding – 100.00%		$241,191,662

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($227,337,455 / 19,795,104 Shares)		$11.48
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($260,795 / 22,688 Shares)		$11.49
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($13,593,412 / 1,180,448 Shares)		$11.52

30

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$226,932,360
Undistributed net investment income	352,563
Accumulated net realized loss on investments	(2,198,879)
Net unrealized appreciation of investments	16,105,618
Total net assets	$241,191,662

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $3,460,606, which represented 1.43% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

31

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.48
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$12.02

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

32

Delaware Tax-Free Idaho Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.25%
Corporate Revenue Bonds – 6.29%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,036,561
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,002,520
Power County Pollution Control Revenue (FMC Project)
5.625% 10/1/14	2,475,000	2,476,064
		9,515,145
Education Revenue Bonds – 10.24%
Boise State University Revenue
(General Project) Series A
4.00% 4/1/37	1,250,000	1,260,825
5.00% 4/1/42	1,300,000	1,446,393
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	779,723
5.00% 4/1/39	1,000,000	1,091,120
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	5,000	5,021
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,088,220
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,182,037
5.00% 4/1/23 (AGM)	2,115,000	2,169,440
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	2,000,000	2,399,639
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,241,264
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,139,430
Series B 5.00% 4/1/28	1,000,000	1,129,260
Series B 5.00% 4/1/32	500,000	553,725
		15,486,097
Electric Revenue Bonds – 4.55%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,132,310
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32	3,170,000	3,303,077
Series TT 5.00% 7/1/37	210,000	214,074
Series ZZ 5.25% 7/1/26	2,000,000	2,231,980
		6,881,441

33

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 6.37%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
6.50% 11/1/23	$250,000	$298,585
6.75% 11/1/37	1,250,000	1,460,225
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,698,650
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,000,000	1,192,790
Series D 4.50% 12/1/37	1,205,000	1,266,804
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,455,000	2,726,180
		9,643,234
Housing Revenue Bonds – 3.33%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,025
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	10,000	10,022
Series A Class II 4.375% 7/1/32	1,000,000	1,028,820
Series B 6.45% 7/1/15 (AMT)	10,000	10,025
Series B Class I 5.00% 7/1/37 (AMT)	435,000	440,999
Series B Class I 5.50% 7/1/38	310,000	332,577
Series C Class II 4.95% 7/1/31	1,000,000	1,057,630
Series E 6.35% 7/1/15 (FHA) (AMT)	5,000	5,012
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	25,000	25,059
Series I-1 Class I 5.45% 1/1/39 (AMT)	1,000,000	1,023,070
Puerto Rico Housing Finance Authority Subordinated-
Capital Fund Modernization 5.125% 12/1/27	1,000,000	1,089,240
		5,032,479
Lease Revenue Bonds – 7.11%
Idaho Housing & Finance Association Revenue
(TDF Facilities PJ-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,522,645
Series A 7.00% 2/1/36	1,500,000	1,644,705
Idaho State Building Authority Revenue
Series A 5.00% 9/1/33 (SGI)	1,000,000	1,015,140
Series A 5.00% 9/1/43 (SGI)	5,750,000	5,829,638
Series B 5.00% 9/1/21 (NATL-RE)	750,000	752,655
		10,764,783

34

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 20.92%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	$1,500,000	$1,845,735
4.75% 2/15/20	1,000,000	1,104,660
5.50% 7/30/16	1,305,000	1,574,274
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,154,733
5.00% 8/15/16	1,100,000	1,216,578
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,708,275
Canyon County School District #131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,619,553
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,260,960
Series A 5.00% 9/15/22 (AGM)	1,725,000	2,004,795
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,091,908
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,438,925
Series A 5.00% 9/15/31	1,025,000	1,213,846
Series A 5.00% 9/15/33	1,125,000	1,313,021
Series A 5.25% 9/15/26	2,000,000	2,362,840
Series C 4.00% 9/15/29	1,320,000	1,454,878
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,216,429
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,692,304
Twin Falls County School District #413 Filer
(School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,370,419
		31,644,133

§Pre-Refunded Bonds – 3.37%
Ada & Canyon Counties Joint School District #3 Kuna
(School Board Guaranteed Program) 4.75% 8/15/22-14	600,000	664,764
Boise State University Revenue
(General Refunding) Series A
5.00% 4/1/18-14 (NATL-RE) (FGIC)	1,500,000	1,645,530
(Student Union & Housing System)
5.00% 4/1/17-13 (AMBAC)	500,000	525,835
Moscow Sewer Revenue 5.00% 11/1/22-12 (AGM)	2,175,000	2,242,251
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19	15,000	19,568
		5,097,948

35

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 23.48%
Coeur d’Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	$40,000	$40,568
Series 1998 6.10% 7/1/14	45,000	45,592
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	591,897
5.25% 1/1/36	705,000	784,249
Idaho Bond Bank Authority Revenue Series B
5.00% 9/15/30 (NATL-RE)	725,000	791,156
Idaho Water Resource Board
(Ground Water Rights Mitigation) 5.00% 9/1/32	2,565,000	2,599,525
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,576,080
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,191,580
Puerto Rico Sales Tax Financing Revenue
^(Capital Appreciation) Series A
5.73% 8/1/44 (NATL-RE)	5,125,000	868,688
5.82% 8/1/45 (NATL-RE)	5,280,000	842,054
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	719,624
Series A 5.00% 8/1/26	1,300,000	1,433,861
Series A 5.25% 8/1/27	3,000,000	3,398,071
Series A 5.50% 8/1/28	1,385,000	1,581,656
Series A 5.50% 8/1/42	2,000,000	2,179,940
Series A 5.75% 8/1/37	2,660,000	2,977,125
Series A-1 5.00% 8/1/43	1,060,000	1,128,359
Series C 5.00% 8/1/40	2,500,000	2,711,950
Series C 5.25% 8/1/40	2,000,000	2,225,300
Series C 5.50% 8/1/40	1,960,000	2,147,121
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	2,220,000	2,341,145
5.25% 10/1/20	500,000	523,570
5.25% 10/1/24	800,000	828,656
		35,527,767
State & Territory General Obligation Bonds – 3.90%
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,030,940
Series A 5.75% 7/1/41	3,850,000	4,221,102
Series E Refunding 5.375% 7/1/30	600,000	644,130
		5,896,172

36

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 8.51%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	$1,000,000	$1,206,560
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,211,950
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,191,100
Series A 4.75% 7/15/19	1,410,000	1,694,101
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,274,617
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,754,565
Series A-1 4.00% 7/15/17	500,000	572,610
Puerto Rico Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	906,225
Un-Refunded Series W 5.50% 7/1/15	55,000	61,092
		12,872,820
Water & Sewer Revenue Bonds – 1.18%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,120,910
Puerto Rico Commonwealth Aqueduct &
Sewer Authority Senior Lien Series A
5.25% 7/1/42	265,000	265,379
6.00% 7/1/47	365,000	393,700
		1,779,989
Total Municipal Bonds (cost $139,303,367)		150,142,008

	Number of shares
Short-Term Investments – 1.51%
Money Market Mutual Fund – 1.17%
Dreyfus Cash Management Fund	1,768,271	1,768,271
		1,768,271

	Principal amount
¤Variable Rate Demand Note – 0.34%
Idaho State University Foundation Revenue
(L.E. & Thelma Stephens Project) 0.15% 5/1/21
(LOC-Wells Fargo Bank N.A.)	$520,000	520,000
		520,000
Total Short-Term Investments (cost $2,288,271)		2,288,271

37

Statements of net assets
Delaware Tax-Free Idaho Fund

Total Value of Securities – 100.76%
(cost $141,591,638)	$152,430,279
Liabilities Net of Receivables
and Other Assets – (0.76%)	(1,154,839)
Net Assets Applicable to 12,477,387
Shares Outstanding – 100.00%	$151,275,440

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($112,232,046 / 9,255,173 Shares)	$12.13
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($635,705 / 52,519 Shares)	$12.10
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($38,407,689 / 3,169,695 Shares)	$12.12

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$141,792,798
Distributions in excess of net investment income	(16,644)
Accumulated net realized loss on investments	(1,339,355)
Net unrealized appreciation of investments	10,838,641
Total net assets	$151,275,440

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

38

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$12.13
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.70

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

39

Statements of net assets Delaware Tax-Free New York Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.87%
Corporate Revenue Bonds – 7.60%
Chautauqua County Industrial Development Agency
Exempt Facilities Revenue (NRG Dunkirk Power Project)
5.875% 4/1/42	$1,000,000	$1,076,929
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	350,000	353,479
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	390,696
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	237,168
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	625,000	693,163
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	528,275
6.375% 7/15/49	600,000	652,728
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	255,850
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	372,150
5.125% 6/1/42	500,000	359,495
		4,919,933
Education Revenue Bonds – 21.78%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	218,945
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	617,684
Dutchess County Industrial Development Agency
(Marist College) Series A 5.00% 7/1/20	500,000	509,645
Hempstead Town Local Development
Revenue (Molloy College Project)
5.75% 7/1/23	400,000	461,560
Madison County Capital Resource Revenue
(Colgate University Project)
Series A 5.00% 7/1/28	400,000	464,220

40

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.25% 10/1/31	$500,000	$542,920
5.50% 10/1/41	500,000	542,015
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	551,575
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	385,937
(Columbia University) Series A 5.00% 7/1/23	500,000	528,150
(Cornell University) Series A
4.75% 7/1/29	100,000	113,669
5.00% 7/1/34	170,000	191,823
(Manhattan Marymount) 5.00% 7/1/24	350,000	376,894
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	539,565
(New York University) Series A 5.25% 7/1/34	500,000	564,980
(Rockefeller University) Series A
5.00% 7/1/27	250,000	291,298
5.00% 7/1/37	600,000	681,107
(Skidmore College) Series A 5.00% 7/1/21	325,000	400,507
(St. Joseph’s College) 5.25% 7/1/25	500,000	543,390
(Teachers College) 5.50% 3/1/39	250,000	277,793
(University of Rochester)
Series A 5.125% 7/1/39	250,000	273,625
Series A-2 4.375% 7/1/20	250,000	273,380
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,067,499
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	537,210
Onondaga County Trust for Cultural Research
Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	426,339
St. Lawrence County Industrial Development Agency
Civic Facility Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	577,965
Suffolk County Industrial Development Agency
Civic Facility Revenue (New York Institute of
Technology Project) 5.00% 3/1/26	600,000	619,182

41

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Industrial Development Authority Civic Facility
Revenue (Rensselaer Polytechnic)
Series E 5.20% 4/1/37	$500,000	$539,465
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	600,000	604,314
Yonkers Industrial Development Agency Civic Facility
Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	369,616
		14,092,272
Electric Revenue Bonds – 3.11%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	401,058
Series B 5.75% 4/1/33	250,000	290,570
New York Power Authority Series A 5.00% 11/15/38	500,000	562,805
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	202,453
Series ZZ 5.25% 7/1/26	500,000	557,995
		2,014,881
Healthcare Revenue Bonds – 14.65%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	527,550
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project)
5.50% 8/1/33	500,000	452,205
Monroe County Industrial Development
Insured Mortgage Revenue (University Hospital of
Rochester Project) 5.50% 8/15/40 (FHA)	585,000	660,634
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	551,165
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	410,760
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	451,004
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	512,545

42

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
5.00% 7/1/41	$180,000	$198,128
Series 1 4.375% 7/1/34	600,000	635,916
Series 1 5.00% 7/1/23	600,000	725,147
Series 1 5.00% 7/1/35	225,000	237,956
Subordinate Series A2 5.00% 7/1/26	500,000	559,920
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	657,528
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	532,315
5.50% 5/1/37	500,000	556,380
(Orange Regional Medical Center) 6.125% 12/1/29	540,000	559,300
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	554,450
(Peconic Landing Southland) 6.00% 12/1/40	650,000	699,152
		9,482,055
Housing Revenue Bonds – 1.18%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	253,108
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	500,000	509,865
		762,973
Lease Revenue Bonds – 14.31%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	267,123
Erie County Industrial Development Agency
School Facility Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	577,255
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	515,075
5.25% 2/15/47	600,000	650,130
5.75% 2/15/47	1,000,000	1,131,890
New York City Industrial Development Agency
Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	464,900
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	554,100
5.75% 11/15/51	1,055,000	1,200,927

43

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Dormitory Authority
Revenue (Third Generation Resolution)
Series A 5.00% 5/15/30	$1,000,000	$1,167,560
Onondaga County Industrial Development Agency Revenue
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	476,260
Puerto Rico Public Finance (Commonwealth Appropriation)
Series B 5.50% 8/1/31	870,000	946,282
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	212,486
5.50% 6/1/21	500,000	531,280
United Nations Development
Revenue Series A 5.00% 7/1/26	500,000	565,590
		9,260,858
Local General Obligation Bonds – 5.54%
New York City
Series C-1 5.00% 10/1/19	500,000	593,240
Series D 5.00% 11/1/34	125,000	130,828
Series D-1 5.00% 10/1/36	1,000,000	1,121,700
Series I-1 5.375% 4/1/36	500,000	570,000
New York State Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	593,320
5.00% 10/1/25 (AGM)	500,000	577,255
		3,586,343
§Pre-Refunded Bonds – 1.19%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	580,588
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	187,043
		767,631
Special Tax Revenue Bonds – 15.14%
Brooklyn Arena Local Development Revenue
(Barclays Center Project)
6.375% 7/15/43	500,000	541,575
6.50% 7/15/30	500,000	554,140

44

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Guam Government Business Privilege Tax Revenue Series A
	5.125% 1/1/42	$185,000	$200,919
	5.25% 1/1/36	240,000	266,978
	Metropolitan Transportation Authority Revenue
	Series B 5.00% 11/15/34	500,000	551,875
	New York City Transitional Finance Authority Revenue
	(Building Aid Revenue) Series S-1A 5.25% 7/15/37	1,000,000	1,132,419
	(Future Tax Secured)
	Fiscal 2011 5.00% 2/1/26	250,000	297,805
	Fiscal 2011 5.25% 2/1/29	500,000	599,345
	Series A 5.00% 11/1/26	500,000	602,355
	Series B 5.00% 11/1/18	500,000	594,945
	Series C 5.25% 11/1/25	500,000	609,680
	Series D-1 5.00% 11/1/22	500,000	621,854
	New York City Trust for Cultural Resources Revenue
	(Museum Modern Art) Series A1 5.00% 4/1/31	250,000	278,343
	New York Dormitory Authority State Personal Income Tax
	Revenue Series C 5.00% 3/15/34	500,000	567,875
	New York Dormitory Authority State Supported Debt
	Revenue (Consolidated Services Contract)
	5.00% 7/1/17 (AGM)	500,000	593,125
	New York Sales Tax Asset Receivables
	Series A 5.25% 10/15/27 (AMBAC)	500,000	552,590
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Revenue Series B 5.00% 7/1/15	250,000	271,073
Ω	Puerto Rico Sales Tax Financing Revenue First Subordinate
	(Convertible Capital Appreciation)
	Series A 6.75% 8/1/32	185,000	181,130
	Schenectady Metroplex Development Authority Revenue
	Series A 5.375% 12/15/21	500,000	516,355
	Virgin Islands Public Finance Authority Revenue
	(Matching Fund Loan Note-Senior Lien)
	Series A 5.00% 10/1/29	250,000	263,643
			9,798,024
State & Territory General Obligation Bonds – 4.05%
	New York City Series E 5.00% 8/1/28	125,000	144,336
	New York State Series A 5.00% 3/1/38	500,000	547,245

45

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
State & Territory General Obligation Bonds (continued)
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	$230,000	$237,259
Puerto Rico Commonwealth Public Improvement Series A
5.50% 7/1/19 (NATL-RE) (IBC)	520,000	593,091
5.75% 7/1/41	1,000,000	1,096,390
		2,618,321
Transportation Revenue Bonds – 5.73%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	249,122
Series A 5.00% 11/15/41	500,000	545,135
Series D 5.25% 11/15/27	500,000	579,795
Series F 5.00% 11/15/15	150,000	171,632
New York State Thruway Authority General Revenue
(Bond Antics Notes) Series H
5.00% 1/1/15 (NATL-RE)	250,000	279,225
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	274,480
(JFK International Air Terminal)
6.00% 12/1/42	700,000	783,188
6.50% 12/1/28	550,000	594,473
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	234,510
		3,711,560
Water & Sewer Revenue Bonds – 2.59%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution) 5.25% 6/15/44	500,000	566,900
Series A 5.75% 6/15/40	200,000	232,506
Series FF 5.50% 6/15/40	250,000	288,803
New York State Environmental Facilities Revenue
Clean Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	586,545
		1,674,754
Total Municipal Bonds (cost $58,020,565)		62,689,605

46

	Principal amount	Value
Short-Term Investment – 0.77%
¤Variable Rate Demand Note – 0.77%
City of New York Various Subordinate
Series A-8 0.08% 8/1/18
(LOC-JP Morgan Chase Bank N.A.)	$500,000	$500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 97.64%
(cost $58,520,565)		63,189,605
Receivables and Other Assets
Net of Liabilities – 2.36%		1,525,936
Net Assets Applicable to 5,688,634
Shares Outstanding – 100.00%		$64,715,541

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($46,402,930 / 4,076,130 Shares)		$11.38
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($522,464 / 45,991 Shares)		$11.36
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($17,790,147 / 1,566,513 Shares)		$11.36

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$60,026,860
Distributions in excess of net investment income		(657)
Accumulated net realized gain on investments		20,298
Net unrealized appreciation of investments		4,669,040
Total net assets		$64,715,541

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

47

Statements of net assets
Delaware Tax-Free New York Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$11.38
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$11.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

48

Statements of operations

Six Months Ended February 29, 2012 (Unaudited)

	Delaware Tax Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,487,085	$2,186,734	$5,680,255

Expenses:
Management fees	260,181	235,712	639,149
Distribution expenses – Class A	120,836	86,215	273,518
Distribution expenses – Class B	3,260	4,952	2,071
Distribution expenses – Class C	33,877	78,529	65,779
Dividend disbursing and transfer agent
fees and expenses	26,572	28,160	59,851
Accounting and administration expenses	20,460	16,850	45,692
Legal fees	10,172	4,927	15,014
Registration fees	9,661	4,167	4,932
Reports and statements to shareholders	6,518	5,400	10,172
Audit and tax	5,577	6,051	6,289
Pricing fees	3,951	4,878	5,351
Trustees’ fees	2,750	2,264	6,136
Insurance fees	1,365	739	2,483
Custodian fees	1,009	1,042	2,329
Dues and services	885	711	176
Consulting fees	389	318	870
Trustees’ expenses	241	197	536
	507,704	481,112	1,140,348
Less fees waived	(42,775)	(67,192)	(113,438)
Less expense paid indirectly	(13)	(9)	(27)
Total operating expenses	464,916	413,911	1,026,883
Net Investment Income	2,022,169	1,772,823	4,653,372

Net Realized and Unrealized Gain:
Net realized gain on investments	518,561	552,926	1,862,832
Net change in unrealized appreciation
of investments	3,784,088	4,656,728	10,727,079
Net Realized and Unrealized Gain	4,302,649	5,209,654	12,589,911

Net Increase in Net Assets
Resulting from Operations	$6,324,818	$6,982,477	$17,243,283

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$3,188,277	$1,314,898

Expenses:
Management fees	385,820	156,089
Distribution expenses – Class A	129,711	50,418
Distribution expenses – Class B	3,284	2,421
Distribution expenses – Class C	178,649	78,640
Dividend disbursing and transfer agent
fees and expenses	36,451	22,242
Accounting and administration expenses	27,580	11,157
Legal fees	8,340	2,496
Reports and statements to shareholders	7,621	4,239
Audit and tax	6,539	6,117
Registration fees	5,216	7,184
Pricing fees	4,674	5,525
Trustees’ fees	3,697	1,481
Custodian fees	1,519	641
Insurance fees	1,177	484
Dues and services	734	667
Consulting fees	510	202
Trustees’ expenses	321	127
	801,843	350,130
Less fees waived	(48,518)	(62,770)
Less expense paid indirectly	(16)	(6)
Total operating expenses	753,309	287,354
Net Investment Income	2,434,968	1,027,544

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(328,309)	507,834
Net change in unrealized appreciation
of investments	5,063,828	2,538,936
Net Realized and Unrealized Gain	4,735,519	3,046,770

Net Increase in Net Assets
Resulting from Operations	$7,170,487	$4,074,314

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,022,169	$4,224,609
Net realized gain on investments	518,561	26,324
Net change in unrealized appreciation
(depreciation) of investments	3,784,088	(4,245,010)
Net increase in net assets resulting from operations	6,324,818	5,923

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,893,015)	(3,935,696)
Class B	(10,330)	(48,023)
Class C	(107,319)	(229,913)

Net realized gain on investments:
Class A	(25,133)	(250,507)
Class B	(172)	(5,139)
Class C	(1,764)	(18,335)
	(2,037,733)	(4,487,613)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,329,525	9,590,092
Class B	—	468
Class C	229,342	802,573

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,345,732	2,229,671
Class B	9,363	31,965
Class C	88,644	152,719
	5,002,606	12,807,488

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,408,791)	$(20,506,737)
Class B	(167,311)	(2,067,231)
Class C	(612,379)	(1,832,935)
	(5,188,481)	(24,406,903)
Decrease in net assets derived from
capital share transactions	(185,875)	(11,599,415)
Net Increase (Decrease) in Net Assets	4,101,210	(16,081,105)

Net Assets:
Beginning of period	103,045,367	119,126,472
End of period[1]	$107,146,577	$103,045,367

[1]Including undistributed net investment income	$25,308	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,772,823	$3,588,094
Net realized gain (loss) on investments	552,926	(718,355)
Net change in unrealized appreciation
(depreciation) of investments	4,656,728	(2,957,481)
Net increase (decrease) in net assets
resulting from operations	6,982,477	(87,742)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,473,008)	(2,970,212)
Class B	(17,462)	(71,308)
Class C	(276,540)	(536,304)
	(1,767,010)	(3,577,824)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,241,444	13,966,047
Class B	—	446
Class C	1,688,727	3,882,265

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	949,700	1,792,877
Class B	12,405	53,523
Class C	219,340	389,108
	8,111,616	20,084,266

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,687,159)	$(18,652,984)
Class B	(455,314)	(1,868,698)
Class C	(1,047,439)	(4,362,004)
	(6,189,912)	(24,883,686)
Increase (decrease) in net assets derived from
capital share transactions	1,921,704	(4,799,420)
Net Increase (Decrease) in Net Assets	7,137,171	(8,464,986)

Net Assets:
Beginning of period	83,216,597	91,681,583
End of period[1]	$90,353,768	$83,216,597

[1]Including undistributed net investment income	$18,780	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,653,372	$9,935,304
Net realized gain (loss) on investments	1,862,832	(1,090,497)
Net change in unrealized appreciation
(depreciation) of investments	10,727,079	(8,167,863)
Net increase in net assets resulting from operations	17,243,283	676,944

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,419,449)	(9,065,106)
Class B	(6,886)	(32,264)
Class C	(216,417)	(473,556)
	(4,642,752)	(9,570,926)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,739,753	9,661,260
Class B	—	304
Class C	584,604	1,768,344

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,294,430	5,999,728
Class B	4,017	21,271
Class C	181,062	348,473
	9,803,866	17,799,380

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(9,721,848)	$(28,796,246)
Class B	(371,470)	(776,210)
Class C	(1,132,160)	(3,449,371)
	(11,225,478)	(33,021,827)
Decrease in net assets derived from
capital share transactions	(1,421,612)	(15,222,447)
Net Increase (Decrease) in Net Assets	11,178,919	(24,116,429)

Net Assets:
Beginning of period	230,012,743	254,129,172
End of period[1]	$241,191,662	$230,012,743

[1]Including undistributed net investment income	$352,563	$352,563

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,434,968	$4,747,970
Net realized loss on investments	(328,309)	(974,509)
Net change in unrealized appreciation
(depreciation) of investments	5,063,828	(3,975,375)
Net increase (decrease) in net assets
resulting from operations	7,170,487	(201,914)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,897,636)	(3,594,235)
Class B	(9,569)	(47,733)
Class C	(519,686)	(1,085,338)

Net realized gain on investments:
Class A	—	(58,688)
Class B	—	(1,213)
Class C	—	(22,123)
	(2,426,891)	(4,809,330)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,841,878	22,046,186
Class B	—	—
Class C	4,700,743	9,226,467

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,321,166	2,621,700
Class B	7,788	38,486
Class C	441,119	841,625
	19,312,694	34,774,464

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,283,498)	$(26,491,952)
Class B	(307,226)	(1,483,183)
Class C	(3,720,309)	(8,585,502)
	(8,311,033)	(36,560,637)
Increase (decrease) in net assets derived from
capital share transactions	11,001,661	(1,786,173)
Net Increase (Decrease) in Net Assets	15,745,257	(6,797,417)

Net Assets:
Beginning of period	135,530,183	142,327,600
End of period[1]	$151,275,440	$135,530,183

[1]Including distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,027,544	$1,848,243
Net realized gain (loss) on investments	507,834	(461,636)
Net change in unrealized appreciation
(depreciation) of investments	2,538,936	(1,450,553)
Net increase (decrease) in net assets
resulting from operations	4,074,314	(63,946)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(773,329)	(1,400,126)
Class B	(7,478)	(17,505)
Class C	(242,580)	(425,309)
	(1,023,387)	(1,842,940)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,424,981	10,714,054
Class B	36,995	—
Class C	2,894,236	3,902,137

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	627,315	1,022,817
Class B	5,389	12,841
Class C	183,808	315,491
	13,172,724	15,967,340

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(2,867,600)	$(10,992,437)
Class B	(21,938)	(243,301)
Class C	(381,209)	(2,976,393)
	(3,270,747)	(14,212,131)
Increase in net assets derived from
capital share transactions	9,901,977	1,755,209
Net Increase (Decrease) in Net Assets	12,952,904	(151,677)

Net Assets:
Beginning of period	51,762,637	51,914,314
End of period[1]	$64,715,541	$51,762,637

[1]Including distributions in excess of net investment income	$(657)	$(657)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended			Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.340	$11.760	$11.090	$10.930	$11.070	$11.350

0.225	0.445	0.447	0.431	0.444	0.465
0.472	(0.394)	0.668	0.158	(0.140)	(0.280)
0.697	0.051	1.115	0.589	0.304	0.185

(0.224)	(0.444)	(0.445)	(0.429)	(0.444)	(0.465)
(0.003)	(0.027)	—	—	—	—
(0.227)	(0.471)	(0.445)	(0.429)	(0.444)	(0.465)

$11.810	$11.340	$11.760	$11.090	$10.930	$11.070

6.21%	0.57%	10.27%	5.64%	2.78%	1.63%

$99,738	$95,487	$108,214	$113,689	$122,027	$125,636
0.84%	0.87%	0.86%	0.75%	0.75%	0.76%

0.92%	0.93%	0.92%	0.91%	0.91%	0.91%
3.94%	3.98%	3.94%	4.07%	4.02%	4.11%

3.86%	3.92%	3.88%	3.91%	3.86%	3.96%
22%	32%	15%	27%	29%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.340	$11.760	$11.100	$10.940	$11.070	$11.360

0.182	0.361	0.362	0.352	0.361	0.380
0.472	(0.394)	0.658	0.158	(0.130)	(0.290)
0.654	(0.033)	1.020	0.510	0.231	0.090

(0.181)	(0.360)	(0.360)	(0.350)	(0.361)	(0.380)
(0.003)	(0.027)	—	—	—	—
(0.184)	(0.387)	(0.360)	(0.350)	(0.361)	(0.380)

$11.810	$11.340	$11.760	$11.100	$10.940	$11.070

5.82%	(0.18% )	9.35%	4.85%	2.10%	0.78%

$625	$757	$2,917	$6,509	$9,620	$12,407
1.59%	1.62%	1.61%	1.50%	1.50%	1.51%

1.67%	1.68%	1.67%	1.66%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%	3.36%

3.11%	3.17%	3.13%	3.16%	3.11%	3.21%
22%	32%	15%	27%	29%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.370	$11.790	$11.120	$10.960	$11.090	$11.380

0.183	0.362	0.363	0.352	0.361	0.380
0.472	(0.394)	0.668	0.158	(0.130)	(0.290)
0.655	(0.032)	1.031	0.510	0.231	0.090

(0.182)	(0.361)	(0.361)	(0.350)	(0.361)	(0.380)
(0.003)	(0.027)	—	—	—	—
(0.185)	(0.388)	(0.361)	(0.350)	(0.361)	(0.380)

$11.840	$11.370	$11.790	$11.120	$10.960	$11.090

5.81%	(0.17% )	9.43%	4.84%	2.09%	0.77%

$6,784	$6,801	$7,995	$7,257	$8,806	$7,609
1.59%	1.62%	1.61%	1.50%	1.50%	1.51%

1.67%	1.68%	1.67%	1.66%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%	3.36%

3.11%	3.17%	3.13%	3.16%	3.11%	3.21%
22%	32%	15%	27%	29%	9%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.170	$11.570	$10.620	$10.800	$11.010	$11.400

0.245	0.476	0.497	0.448	0.449	0.454
0.688	(0.401)	0.950	(0.182)	(0.210)	(0.390)
0.933	0.075	1.447	0.266	0.239	0.064

(0.243)	(0.475)	(0.497)	(0.446)	(0.449)	(0.454)
(0.243)	(0.475)	(0.497)	(0.446)	(0.449)	(0.454)

$11.860	$11.170	$11.570	$10.620	$10.800	$11.010

8.44%	0.83%	13.92%	2.74%	2.21%	0.51%

$72,753	$67,047	$72,902	$61,132	$67,174	$76,537
0.82%	0.82%	0.82%	0.88%	0.88%	0.89%

0.98%	0.98%	0.98%	0.97%	0.97%	0.97%
4.28%	4.36%	4.48%	4.42%	4.11%	3.98%

4.12%	4.20%	4.32%	4.33%	4.02%	3.90%
24%	44%	35%	59%	34%	21%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.210	$11.610	$10.670	$10.840	$11.060	$11.440

0.203	0.395	0.416	0.373	0.367	0.368
0.688	(0.401)	0.940	(0.172)	(0.220)	(0.380)
0.891	(0.006)	1.356	0.201	0.147	(0.012)

(0.201)	(0.394)	(0.416)	(0.371)	(0.367)	(0.368)
(0.201)	(0.394)	(0.416)	(0.371)	(0.367)	(0.368)

$11.900	$11.210	$11.610	$10.670	$10.840	$11.060

8.02%	0.09%	12.93%	2.07%	1.34%	(0.15% )

$923	$1,307	$3,254	$4,938	$6,589	$9,384
1.57%	1.57%	1.57%	1.63%	1.63%	1.64%

1.73%	1.73%	1.73%	1.72%	1.72%	1.72%
3.53%	3.61%	3.73%	3.67%	3.36%	3.23%

3.37%	3.45%	3.57%	3.58%	3.27%	3.15%
24%	44%	35%	59%	34%	21%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.180	$11.590	$10.640	$10.810	$11.030	$11.420

0.203	0.394	0.415	0.373	0.367	0.368
0.688	(0.411)	0.950	(0.172)	(0.220)	(0.390)
0.891	(0.017)	1.365	0.201	0.147	(0.022)

(0.201)	(0.393)	(0.415)	(0.371)	(0.367)	(0.368)
(0.201)	(0.393)	(0.415)	(0.371)	(0.367)	(0.368)

$11.870	$11.180	$11.590	$10.640	$10.810	$11.030

8.03%	(0.01% )	13.06%	2.07%	1.35%	(0.24% )

$16,678	$14,863	$15,526	$13,530	$14,991	$13,453
1.57%	1.57%	1.57%	1.63%	1.63%	1.64%

1.73%	1.73%	1.73%	1.72%	1.72%	1.72%
3.53%	3.61%	3.73%	3.67%	3.36%	3.23%

3.37%	3.45%	3.57%	3.58%	3.27%	3.15%
24%	44%	35%	59%	34%	21%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.880	$11.260	$10.600	$10.640	$10.730	$11.040

0.224	0.460	0.455	0.452	0.448	0.464
0.599	(0.397)	0.661	(0.041)	(0.089)	(0.310)
0.823	0.063	1.116	0.411	0.359	0.154

(0.223)	(0.443)	(0.456)	(0.451)	(0.449)	(0.464)
(0.223)	(0.443)	(0.456)	(0.451)	(0.449)	(0.464)

$11.480	$10.880	$11.260	$10.600	$10.640	$10.730

7.64%	0.71%	10.74%	4.11%	3.38%	1.38%

$227,338	$216,151	$237,545	$226,393	$234,630	$246,695
0.84%	0.88%	0.93%	0.90%	0.93%	0.94%

0.94%	0.95%	0.95%	0.95%	0.95%	0.96%
4.05%	4.30%	4.16%	4.43%	4.16%	4.22%

3.95%	4.23%	4.14%	4.38%	4.14%	4.20%
16%	26%	17%	27%	15%	12%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.890	$11.270	$10.610	$10.640	$10.730	$11.050

0.183	0.380	0.373	0.375	0.367	0.382
0.599	(0.397)	0.661	(0.031)	(0.089)	(0.320)
0.782	(0.017)	1.034	0.344	0.278	0.062

(0.182)	(0.363)	(0.374)	(0.374)	(0.368)	(0.382)
(0.182)	(0.363)	(0.374)	(0.374)	(0.368)	(0.382)

$11.490	$10.890	$11.270	$10.610	$10.640	$10.730

7.24%	(0.04% )	9.91%	3.43%	2.60%	0.53%

$261	$609	$1,429	$2,693	$3,961	$5,326
1.59%	1.63%	1.68%	1.65%	1.68%	1.69%

1.69%	1.70%	1.70%	1.70%	1.70%	1.71%
3.30%	3.55%	3.41%	3.68%	3.41%	3.47%

3.20%	3.48%	3.39%	3.63%	3.39%	3.45%
16%	26%	17%	27%	15%	12%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.910	$11.290	$10.630	$10.660	$10.750	$11.070

0.183	0.381	0.374	0.375	0.367	0.382
0.609	(0.397)	0.661	(0.031)	(0.089)	(0.320)
0.792	(0.016)	1.035	0.344	0.278	0.062

(0.182)	(0.364)	(0.375)	(0.374)	(0.368)	(0.382)
(0.182)	(0.364)	(0.375)	(0.374)	(0.368)	(0.382)

$11.520	$10.910	$11.290	$10.630	$10.660	$10.750

7.32%	(0.03% )	9.90%	3.43%	2.60%	0.53%

$13,593	$13,253	$15,155	$11,542	$9,836	$10,152
1.59%	1.63%	1.68%	1.65%	1.68%	1.69%

1.69%	1.70%	1.70%	1.70%	1.70%	1.71%
3.30%	3.55%	3.41%	3.68%	3.41%	3.47%

3.20%	3.48%	3.39%	3.63%	3.39%	3.45%
16%	26%	17%	27%	15%	12%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.730	$12.120	$11.490	$11.260	$11.260	$11.450

0.217	0.438	0.431	0.436	0.437	0.448
0.399	(0.385)	0.633	0.228	—	(0.190)
0.616	0.053	1.064	0.664	0.437	0.258

(0.216)	(0.436)	(0.434)	(0.434)	(0.437)	(0.448)
—	(0.007)	—	—	—	—
(0.216)	(0.443)	(0.434)	(0.434)	(0.437)	(0.448)

$12.130	$11.730	$12.120	$11.490	$11.260	$11.260

5.30%	0.56%	9.44%	6.12%	3.93%	2.27%

$112,232	$98,821	$104,287	$86,445	$72,237	$69,931
0.88%	0.90%	0.94%	0.88%	0.85%	0.86%

0.95%	0.96%	0.96%	0.96%	0.96%	0.98%
3.67%	3.78%	3.66%	3.94%	3.87%	3.92%

3.60%	3.72%	3.64%	3.86%	3.76%	3.80%
11%	32%	7%	10%	11%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.710	$12.100	$11.470	$11.240	$11.240	$11.430

0.173	0.350	0.343	0.353	0.353	0.363
0.389	(0.385)	0.633	0.228	—	(0.190)
0.562	(0.035)	0.976	0.581	0.353	0.173

(0.172)	(0.348)	(0.346)	(0.351)	(0.353)	(0.363)
—	(0.007)	—	—	—	—
(0.172)	(0.355)	(0.346)	(0.351)	(0.353)	(0.363)

$12.100	$11.710	$12.100	$11.470	$11.240	$11.240

4.83%	(0.19% )	8.64%	5.34%	3.17%	1.51%

$636	$912	$2,450	$3,359	$5,123	$6,003
1.63%	1.65%	1.69%	1.63%	1.60%	1.61%

1.70%	1.71%	1.71%	1.71%	1.71%	1.73%
2.92%	3.03%	2.91%	3.19%	3.12%	3.17%

2.85%	2.97%	2.89%	3.11%	3.01%	3.05%
11%	32%	7%	10%	11%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.720	$12.110	$11.480	$11.250	$11.250	$11.440

0.173	0.351	0.342	0.353	0.352	0.363
0.399	(0.385)	0.633	0.228	—	(0.190)
0.572	(0.034)	0.975	0.581	0.352	0.173

(0.172)	(0.349)	(0.345)	(0.351)	(0.352)	(0.363)
—	(0.007)	—	—	—	—
(0.172)	(0.356)	(0.345)	(0.351)	(0.352)	(0.363)

$12.120	$11.720	$12.110	$11.480	$11.250	$11.250

4.91%	(0.20% )	8.63%	5.34%	3.16%	1.51%

$38,407	$35,797	$35,591	$19,176	$11,490	$11,535
1.63%	1.65%	1.69%	1.63%	1.60%	1.61%

1.70%	1.71%	1.71%	1.71%	1.71%	1.73%
2.92%	3.03%	2.91%	3.19%	3.12%	3.17%

2.85%	2.97%	2.89%	3.11%	3.01%	3.05%
11%	32%	7%	10%	11%	8%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.800	$11.150	$10.450	$10.300	$10.300	$10.550

0.211	0.406	0.429	0.409	0.411	0.435
0.579	(0.351)	0.700	0.148	—	(0.250)
0.790	0.055	1.129	0.557	0.411	0.185

(0.210)	(0.405)	(0.429)	(0.407)	(0.411)	(0.435)
(0.210)	(0.405)	(0.429)	(0.407)	(0.411)	(0.435)

$11.380	$10.800	$11.150	$10.450	$10.300	$10.300

7.39%	0.63%	11.02%	5.65%	4.04%	1.75%

$46,403	$37,051	$37,716	$22,780	$15,340	$14,817
0.80%	0.80%	0.80%	0.85%	0.85%	0.79%

1.02%	1.05%	1.07%	1.10%	1.09%	1.10%
3.83%	3.82%	3.94%	4.10%	3.97%	4.13%

3.61%	3.57%	3.67%	3.85%	3.73%	3.82%
29%	54%	15%	36%	28%	14%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.780	$11.120	$10.420	$10.270	$10.280	$10.530

0.170	0.326	0.347	0.334	0.333	0.357
0.579	(0.341)	0.700	0.148	(0.010)	(0.250)
0.749	(0.015)	1.047	0.482	0.323	0.107

(0.169)	(0.325)	(0.347)	(0.332)	(0.333)	(0.357)
(0.169)	(0.325)	(0.347)	(0.332)	(0.333)	(0.357)

$11.360	$10.780	$11.120	$10.420	$10.270	$10.280

7.00%	(0.04% )	10.21%	4.88%	3.17%	0.99%

$523	$477	$736	$1,018	$1,549	$2,164
1.55%	1.55%	1.55%	1.60%	1.60%	1.54%

1.77%	1.80%	1.82%	1.85%	1.84%	1.85%
3.08%	3.07%	3.19%	3.35%	3.22%	3.38%

2.86%	2.82%	2.92%	3.10%	2.98%	3.07%
29%	54%	15%	36%	28%	14%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.780	$11.120	$10.420	$10.270	$10.280	$10.530

0.170	0.326	0.346	0.333	0.333	0.357
0.579	(0.341)	0.700	0.148	(0.010)	(0.250)
0.749	(0.015)	1.046	0.481	0.323	0.107

(0.169)	(0.325)	(0.346)	(0.331)	(0.333)	(0.357)
(0.169)	(0.325)	(0.346)	(0.331)	(0.333)	(0.357)

$11.360	$10.780	$11.120	$10.420	$10.270	$10.280

7.00%	(0.04% )	10.20%	4.88%	3.17%	0.99%

$17,790	$14,235	$13,462	$5,651	$2,049	$2,131
1.55%	1.55%	1.55%	1.60%	1.60%	1.54%

1.77%	1.80%	1.82%	1.85%	1.84%	1.85%
3.08%	3.07%	3.19%	3.35%	3.22%	3.38%

2.86%	2.82%	2.92%	3.10%	2.98%	3.07%
29%	54%	15%	36%	28%	14%

Notes to financial statements
Delaware Investments® state tax-free funds	February 29, 2012 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 29, 2012.

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 29, 2012, the Funds earned the following under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$13	$9	$27	$16	$6

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 29, 2012, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$2,573	$2,119	$5,745	$3,468	$1,403

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares.

At February 29, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Investment management
fees payable to DMC	$37,253	$28,253	$87,652	$57,247	$16,058
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,384	2,004	5,339	3,313	1,405
Distribution fees
payable to DDLP	25,690	28,239	55,726	52,170	23,001
Other expenses payable to
DMC and affiliates*	2,929	3,468	5,536	3,969	3,695

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Investments® state tax-free funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$1,491	$1,228	$3,335	$2,010	$808

For the six months ended February 29, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$3,002	$3,741	$11,310	$23,690	$9,181

For the six months ended February 29, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Class A	$2,717	$31	$0
Class B	26	0	0
Class C	0	2,794	240

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Purchases	$24,389,630	$22,658,894	$37,307,522	$27,290,596	$25,080,225
Sales	22,305,504	20,812,162	38,979,040	15,451,206	16,144,124

At February 29, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At February 29, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$100,568,610	$82,971,104	$224,142,822	$141,575,311	$58,504,816
Aggregate
unrealized
appreciation	$7,396,691	$6,661,792	$17,254,090	$10,854,968	$4,786,888
Aggregate
unrealized
depreciation	(204,543)	(583,139)	(1,129,350)	—	(102,099)
Net unrealized
appreciation	$7,192,148	$6,078,653	$16,124,740	$10,854,968	$4,684,789

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2012:

	Delaware Tax-Free Arizona Fund
		Level 2
Municipal Bonds		$107,760,758

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$88,940,807	$88,940,807
Short-Term Investment	108,950	—	108,950
Total	$108,950	$88,940,807	$89,049,757

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$238,659,092	$238,659,092
Short-Term Investments	1,408,470	200,000	1,608,470
Total	$1,408,470	$238,859,092	$240,267,562

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$150,142,008	$150,142,008
Short-Term Investments	1,768,271	520,000	2,288,271
Total	$1,768,271	$150,662,008	$152,430,279

	Delaware Tax-Free New York Fund
		Level 2
Municipal Bonds		$62,689,605
Short-Term Investment		500,000
Total		$63,189,605

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended February 29, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2012 and the year ended August 31, 2011 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/29/12*
Tax-exempt income	$2,010,660	$1,767,010	$4,642,752	$2,426,865	$1,022,535
Ordinary income	4	—	—	26	852
Long-term capital gains	27,069	—	—	—	—
Total	$2,037,733	$1,767,010	$4,642,752	$2,426,891	$1,023,387

Year Ended 8/31/11
Tax-exempt income	$4,112,014	$3,499,954	$9,447,544	$4,647,399	$1,832,508
Ordinary income	101,505	77,870	123,382	137,722	16,404
Long-term capital gains	273,094	—	—	24,209	—
Total	$4,486,613	$3,577,824	$9,570,926	$4,809,330	$1,842,940

*Tax information for the six months ended February 29, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2012, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$99,701,505	$84,919,181	$226,932,360	$141,792,798	$60,026,860
Undistributed
long-term capital
gains	227,616	—	—	—	4,549
Distributions
payable	(79,091)	(70,448)	(174,112)	(98,144)	(42,808)
Undistributed
tax-exempt
income	104,399	89,228	526,675	81,500	42,151
Realized gains
(losses)
9/1/11–2/29/12	—	(153,536)	594,701	(1,355,682)	28,006
Capital loss
carryforwards as
of 8/31/11	—	(509,310)	(2,812,702)	—	(28,006)
Unrealized
appreciation
(depreciation)
of investments	7,192,148	6,078,653	16,124,740	10,854,968	4,684,789
Net assets	$107,146,577	$90,353,768	$241,191,662	$151,275,440	$64,715,541

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(11,506)	$(5,796)	$(10,620)	$(8,077)	$(4,157)
Accumulated net realized
gain (loss)	11,506	5,796	10,620	8,077	4,157

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free
Expiration	California Fund	Colorado Fund	New York Fund
2012	$—	$507,309	$—
2013	—	57,695	—
2014	—	2,203,520	—
2016	10,217	44,178	14,929
2018	—	—	8,253
2019	499,093	—	4,824
Total	$509,310	$2,812,702	$28,006

For the six months ended February 29, 2012, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free
California Fund	Colorado Fund	New York Fund
$(153,536)	$594,701	$28,006

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	290,765	866,329	457,849	1,260,131	513,203	905,561
Class B	—	40	—	41	—	27
Class C	19,810	71,073	146,737	355,660	51,804	162,405

Shares issued upon reinvestment of dividends and distributions:
Class A	116,746	199,470	82,756	164,198	295,648	560,364
Class B	812	2,852	1,079	4,880	362	1,985
Class C	7,672	13,627	19,087	35,603	16,208	32,471
	435,805	1,153,391	707,508	1,820,513	877,225	1,662,813

Shares repurchased:
Class A	(383,223)	(1,847,336)	(408,446)	(1,722,598)	(872,633)	(2,700,759)
Class B	(14,624)	(184,115)	(40,138)	(168,581)	(33,598)	(72,932)
Class C	(52,769)	(164,691)	(90,204)	(402,444)	(101,856)	(322,740)
	(450,616)	(2,196,142)	(538,788)	(2,293,623)	(1,008,087)	(3,096,431)

Net increase
(decrease)	(14,811)	(1,042,751)	168,720	(473,110)	(130,862)	(1,433,618)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	1,079,323	1,900,076	848,509	1,003,049
Class B	—	—	3,283	—
Class C	393,642	788,345	263,296	364,898

Shares issued upon reinvestment of dividends and distributions:
Class A	110,991	226,583	56,720	96,410
Class B	656	3,332	489	1,212
Class C	37,089	72,898	16,659	29,809
	1,621,701	2,991,234	1,188,956	1,495,378

Shares repurchased:
Class A	(360,496)	(2,303,200)	(259,425)	(1,052,715)
Class B	(26,071)	(127,823)	(1,997)	(23,226)
Class C	(315,411)	(744,786)	(34,536)	(284,284)
	(701,978)	(3,175,809)	(295,958)	(1,360,225)

Net increase (decrease)	919,723	(184,575)	892,998	135,153

For the six months ended February 29, 2012 and the year ended August 31, 2011, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 102 and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/29/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	1,729	1,734	$19,871	114,565	114,667	$1,289,672
Delaware Tax-Free
California Fund	20,157	20,286	228,855	111,060	111,540	1,237,217
Delaware Tax-Free
Colorado Fund	13,799	13,838	152,836	53,647	53,698	571,670
Delaware Tax-Free
Idaho Fund	10,526	10,532	124,277	92,109	91,931	1,068,723
Delaware Tax-Free
New York Fund	1,327	1,327	14,601	12,407	12,373	130,210

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of February 29, 2012 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The values of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse

Notes to financial statements
Delaware Investments® state tax-free funds

8. Credit and Market Risk (continued)

impact on the value of insured bonds held in the Funds. At February 29, 2012, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
29.84%	14.69%	23.17%	27.72%	4.38%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 29, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2012